ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited)

The unaudited consolidated schedule of investments of Partners Group Private Equity Fund, LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company, as of June 30, 2026, is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

	Industry	Acquisition Date	Shares	Fair Value
Common Stocks (3.76%)
North America (2.22%)
American Tower Corp.	Communication	05/29/20	79,263	$12,961,878
American Water Works Co., Inc.	Utilities	02/16/16	86,608	11,395,881
Apollo Global Management, LLC	Diversified Financial Services	09/05/23	132,212	15,642,002
Ares Management Corp.	Diversified Financial Services	06/28/19	132,072	14,700,934
Atmos Energy Corp.	Utilities	02/16/16	68,415	11,783,800
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	80,851	9,508,078
Blue Owl Capital, Inc.	Financials	10/21/24	524,736	4,586,193
Brookfield Corp.	Diversified Financial Services	12/12/22	417,156	17,766,674
Canadian Pacific Railway Ltd	Transportation	11/19/25	87,426	7,547,753
CMS Energy Corp.	Utilities	11/01/19	148,075	11,327,737
CSX Corp.	Transportation	11/28/23	188,244	8,943,472
Equinix Inc.	Diversified Financial Services	07/31/20	13,382	13,949,263
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	314,986	14,000,929
KKR & Co., Inc.	Diversified Financial Services	02/16/16	104,195	9,559,891
Life Time Group Holdings, Inc.	Consumer Services	01/06/20	1,055,725	43,094,679
Old Dominion Freight Line, Inc.	Transportation	09/25/24	51,462	11,142,552
Onex Corp.	Diversified Financial Services	02/16/16	188,589	14,044,589
Republic Services Inc.	Commercial & Professional Services	08/28/17	60,828	12,956,972
Robinhood Markets, Inc.	Diversified Financial Services	06/15/26	8,252	827,428
SBA Communications Corp.	Real Estate	09/05/23	39,202	6,912,097
Sempra Energy	Utilities	06/28/23	116,559	10,802,688
TC Energy Corp.	Utilities	11/01/19	149,212	9,863,875
The Williams Companies, Inc.	Utilities	03/20/23	197,333	14,667,762
TPG Inc.	Financials	09/25/24	96,699	3,920,177
Union Pacific Corp.	Transportation	06/29/16	53,986	14,671,235
Waste Management Inc.	Utilities	07/02/20	53,209	11,853,901
Total North America (2.22%)				318,432,440
Western Europe (1.54%)
3i Group Plc	Diversified Financial Services	10/01/20	546,421	18,023,922
Aena SA	Transportation	12/21/18	368,531	11,229,987
AltaGas Ltd.	Utilities	12/17/25	169,688	6,248,538
Cellnex Telecom SA	Communication	05/15/19	605,864	19,327,696
CVC Capital Partners Plc	Financials	04/26/24	1,326,741	19,259,055
Elia System Operator SA/NV	Utilities	11/03/22	40,619	6,490,550
EQT AB	Diversified Financial Services	04/06/20	275,259	7,802,599
Eurazeo SA	Financials	12/12/16	238,292	10,889,235
Ferrovial SA	Industrials	04/15/24	153,490	10,519,299
HgCapital Trust PLC	Diversified Financial Services	02/12/16	2,447,598	12,275,881
Infrastrutture Wireless Italiane S.p.A.	Communication	09/26/24	544,305	3,832,376
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	872,369	19,538,600
Investment AB Latour	Financials	04/16/26	318,598	6,350,406
Investor AB	Diversified Financial Services	08/28/17	322,818	13,489,316
National Grid PLC	Utilities	02/12/16	733,462	12,145,433
NB Private Equity Partners Ltd.	Diversified Financial Services	11/06/19	319,232	6,116,379
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	1,455,949	7,466,489
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	1,067,293	12,491,906

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Industry	Acquisition Date	Shares	Fair Value
Common Stocks (continued)
Western Europe (continued)
Vinci SA	Transportation	02/12/16	122,216	$17,845,720
Total Western Europe (1.54%)				221,343,387

Total Common Stocks (Cost $527,400,283)(3.76%)				$539,775,827

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
High Yield Bonds (0.79%)
North America (0.17%)
Beach Acquisition Bidco, LLC ***, +	5.25%	06/26/25	07/15/32	Senior	$1,500,000	1,744,894
Camelot Return Merger Sub Inc. ***, +	Cash 8.75% + SFvvv	07/20/22	08/01/28	Senior	$1,500,000	889,552
Clarios Global LP / Clarios US Finance Co ***, +	Cash 6.75% + SFvvv	01/14/25	02/15/30	Senior	$400,000	411,910
Columbus McKinnon Corp. ***, +	7.13%	01/22/26	02/01/33	Senior	$640,000	630,790
Dotdash Meredith, Inc. ***, +	7.62%	03/24/26	06/15/32	Senior	$2,000,000	1,904,831
Electronic Arts, Inc. +	3.50% + SF	03/24/26	03/24/33	Senior	$2,300,000	2,314,950
Global Medical Response, Inc. ***, +	7.37%	09/10/25	10/31/28	Senior	$367,000	381,212
OAK-Eagle Acquireco, Inc. ***, +	7.25%	03/24/26	07/01/33	Senior	$500,000	523,444
Olympus Water US Holding Corporation ***, +	4.25%	05/22/25	10/01/28	Senior	$3,077,000	2,992,656
Radiology Partners, Inc. ***, +	8.50%	06/26/25	07/15/32	Senior	$3,554,000	3,728,371
Raven Acquisition Holdings LLC ***, +	6.87%	10/14/24	11/15/31	Senior	$1,200,000	977,824
UPCB Finance VII Ltd. ***, +	3.63%	06/24/24	06/15/29	Senior	$3,093,690	3,548,068
Verde Purchaser, LLC ***, +	Cash 4.13%	05/06/25	11/15/28	Senior	$5,000,000	4,951,085
Total North America (0.17%)						24,999,587
Western Europe (0.62%)
AccorInvest Group SA ***, +	3.75% + E##	05/08/25	05/15/32	Senior	€3,140,000	3,638,386
Albion Financing 1 S.a r.l. ***, +	7.00%	01/07/25	05/21/30	Senior	$1,062,000	1,097,532
Belron UK Finance PLC ***, +	5.75%	10/02/24	10/15/29	Senior	$3,667,000	3,686,074
Deuce Finco Plc ***, +	7.00%	05/06/25	06/15/27	Senior	$9,290,000	12,588,317
Dolcetto Holdco SPA ***, +	5.63%	06/26/25	07/14/32	Senior	$3,555,000	4,103,163
Dolcetto Holdco SPA ***, +	3.63% + E##	06/25/25	07/14/32	Senior	€2,630,000	3,031,797
Flos B&B Italia Spa ***, +	3.88% + E##	05/14/25	12/17/29	Senior	€5,000,000	5,753,449
Howden UK Refinance PLC ***, +	7.25%	05/08/24	02/15/31	Senior	$5,000,000	4,856,511
IMA Industria Macchine ***, +	3.75%	06/20/24	01/15/28	Senior	$6,000,000	6,860,814
ION Platform Finance S.à.r.l. ***, +	7.88%	09/30/25	09/30/32	Senior	$1,091,000	837,536
Mehilainen Yhtiot Oy ***, +	5.13%	06/11/25	06/30/32	Senior	$749,000	863,610
Mehilainen Yhtiot Oy ***, +	3.38% + E##	06/11/25	06/30/32	Senior	€1,817,000	2,094,543
Nidda Healthcare Holding GmbH ***, +	3.25% + E##	10/01/25	10/15/32	Senior	€3,803,000	4,358,487
Omnia Technologies SpA ***, +	4.25% + E##	07/02/25	11/05/31	Senior	€3,000,000	3,431,181
Opal Bidco SAS ***, +	6.50%	03/31/25	03/31/32	Senior	$3,333,000	3,395,104
Rossini S.à.r.l. ***, +	6.75%	07/11/24	12/31/29	Senior	$906,000	1,074,142
Rossini S.à.r.l. ***, +	3.875% + E##	07/11/24	12/31/29	Senior	€2,840,000	3,281,194
Sherwood Financing PLC ***, +	5.55% + E##	11/28/24	12/15/29	Senior	€4,800,000	5,534,020
Teamsystem S.P.A. ***, +	5.00%	06/18/25	07/01/31	Senior	$2,418,000	2,642,723
Teamsystem S.P.A. ***, +	3.25% + E##	06/18/25	07/01/32	Senior	€4,078,000	4,550,228
TeamSystem SpA ***, +	3.50%	06/20/24	02/15/28	Senior	$6,000,000	6,857,982

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
High Yield Bonds (continued)
Western Europe (continued)
TeamSystem SpA ***, +	3.50% + E##	07/17/24	07/31/31	Senior	€3,830,000	$4,329,339
Total Western Europe (0.62%)						88,866,132

Total High Yield Bonds (Cost $111,734,085)(0.79%)						$113,865,719
Asset-Backed Securities (0.49%)
North America (0.42%)
Ballyrock CLO 18 Ltd ***, +	5.75% + SFvv	03/21/25	04/15/38	Series 2021-18A, Class DR	$2,260,000	$2,086,827
Ballyrock CLO 22 Ltd ***, +	5.75% + SFvv	05/29/26	07/15/39	Series 2024-22A, Class DR	$1,500,000	1,503,764
Ballyrock CLO 28 Ltd ***, +	5.00% + SFvv	02/19/26	01/20/38	Series 2024-28A, Class D	$1,000,000	988,839
Benefit Street Partners CLO X ***, +	5.00% + SFvv	02/12/26	07/20/38	Series 2016-10A, Class DR3	$2,820,000	2,777,498
Benefit Street Partners CLO XXV Ltd ***, +	0.00% + SFvv	12/17/25	01/15/35	Series 2021-25A, Class SUB	$2,383,993	1,275,464
Benefit Street Partners CLO XXXIV Ltd ***, +	6.00% + SFvv	03/22/24	07/25/37	Series 2022-26A, Class ER	$3,000,000	2,948,543
Benefit Street Partners CLO XXXIV Ltd. ***, +	6.70% + SFvv	03/22/24	07/25/37	Series 2024-34A, Class E	$1,000,000	1,012,882
Benefit Street Partners CLO XXXIV Ltd. ***, +	10.37%	03/22/24	07/25/37	Series 2024-34A, Class SUB	$2,500,000	1,465,100
CIFC Funding 2019-I Ltd ***, +	5.75% + SFvv	03/18/26	10/20/37	Series 2019-1A, Class ER	$1,500,000	1,471,779
CIFC Funding 2019-VI Ltd. ***, +	6.25% + SFvv	05/22/24	07/16/37	Series 2019-6A, Class ER	$1,200,000	1,191,542
CIFC Funding 2020-I Ltd ***, +	5.50% + SFvv	05/01/26	07/15/39	Series 2020-1A, Class ER2	$1,000,000	1,003,636
CIFC Funding 2021-I Ltd. ***, +	6.00% + SFvv	06/03/24	07/25/37	Series 2021-1A, Class ER	$2,500,000	2,484,369
CIFC Funding 2021-IV Ltd. ***, +	6.20%+ SFvv	04/08/25	07/23/37	Series 2021-4A, Class ER	$1,000,000	999,370
CIFC Funding 2021-VI Ltd ***, +	5.35% + SFvv	09/22/21	10/15/34	Series 2021-6A, Class ER	$3,000,000	3,007,346
CIFC Funding 2022-III Ltd ***, +	6.50% + SFvv	02/13/26	04/21/35	Series 2022-3A, Class ER	$1,000,000	982,667
CIFC Funding 2024-II Ltd. ***, +	0.00% + SFvv	04/01/24	04/22/37	Series 2024-2A, Class SUBB	$3,000,000	1,766,130
CIFC Funding 2026-I Ltd ***, +	4.30% + SFvv	01/30/26	04/25/39	Series 2026-1A, Class E	$2,000,000	1,971,205
Elmwood CLO 23 Ltd ***, +	5.40% + SFvv	05/21/26	07/16/39	Series 2023-2A, Class ER2	$2,500,000	2,506,371
Elmwood CLO 28 Ltd. ***, +	6.00% + SFvv	04/19/24	04/17/37	Series 2024-4A, Class E	$1,400,000	1,409,148
Elmwood CLO VII Ltd. ***, +	5.90% + SFvv	09/26/24	10/17/37	Series 2020-4A, Class ERR	$3,750,000	3,644,887
Elmwood CLO X Ltd. ***, +	5.95%+ SF	06/23/25	07/20/38	Series 2021-3A, Class ER2	$2,000,000	1,989,339
Elmwood CLO XII Ltd ***, +	5.90% + SFvv	11/03/25	10/15/37	Series 2021-5A, Class ER	$2,675,000	2,611,164
Magnetite XXIV Ltd. ***, +	6.40% + SFvv	02/04/22	04/15/35	Series 2019-24A, Class ER	$4,000,000	4,073,197
OCP CLO Ltd ***, +	4.50% + SFvv	02/19/26	01/17/39	Series 2021-23A, Class ER2	$1,000,000	987,309
OHA Credit Funding 1 LTD ***, +	6.50% + SFvv	03/18/26	04/20/37	Series 2018-1A, Class ER	$2,000,000	2,008,366
OHA Credit Funding 19 Ltd. ***, +	5.60% + SFvv	05/31/24	07/20/37	Series 2024-19A, Class E	$950,000	968,772
OHA Credit Funding 6 Ltd. ***, +	5.25%+ SFvv	10/11/24	10/20/37	Series 2020-6A, Class ER2	$2,000,000	1,961,926
OHA Credit Partners XI Ltd ***, +	5.40% + SFvv	05/01/26	07/20/39	Series 2015-11A, Class ER3	$3,000,000	2,992,809
Palmer Square CLO 2024-2 Ltd. ***, +	5.70% + SFvv	05/30/24	07/20/37	Series 2024-2A, Class E	$4,000,000	4,003,317
Palmer Square CLO 2024-4 Ltd ***, +	5.00% + SFvv	02/19/26	01/15/38	Series 2024-4A, Class E	$—	—
Southwick Park CLO LLC ***, +	6.25% + SFvv	11/16/21	07/20/32	2019-4A, Class ERR	$1,000,000	808,907
Wellman Park CLO Ltd. ***, +	6.30% + SFvv	07/25/24	07/15/37	Series 2021-1A, Class ER	$2,000,000	1,783,379
Total North America (0.42%)						60,685,852
Western Europe (0.07%)
Aurium CLO V Designated Activity Co. ***, +	6.16% + E##	03/08/21	04/17/34	Series 5A, Class ER	€1,500,000	1,760,447
Avoca CLO XXVI DAC ***, +	6.51% + E##	02/23/22	04/15/35	Series 26A, Class E	€750,000	888,476
Boyce Park CLO Ltd. ***, +	6.25% + SFvv	01/28/22	04/21/35	Series 2022-1A, Class E	$2,625,000	2,158,461
Carlyle Global Market Strategies Euro CLO 2015-1 Ltd ***, +	7.52%	01/20/22	01/16/33	Series 2015-1A, Class SUBR	€7,562,921	2,150,625

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asset-Backed Securities (continued)
Western Europe (continued)
Carysfort Park CLO ***, +	6.14% + E##	03/12/21	07/28/34	Series 2021-1A, Class D	€500,000	$586,673
CVC Cordatus Loan Fund ***, +	8.42% + E##	11/07/22	01/15/37	Series -5A, Class ER3	€1,050,000	1,216,414
Storm King Park CLO Ltd. ***, +	6.15% + SFvv	09/17/24	10/15/37	Series 2022-1A, Class ER	$1,500,000	1,334,416
Total Western Europe (0.07%)						10,095,512

Total Asset-Backed Securities (Cost $76,440,359)(0.49%)						$70,781,364
Floating Rate Loans **** (5.87%)
North America (4.81%)
Acrisure, LLC +	3.00% + SFv	05/06/25	11/06/30	Senior	$13,488,340	12,181,657
Ahead DB Holdings, LLC +	2.75% + SFvv	03/26/25	02/01/31	Senior	$—	—
Aimbridge Acquisition Co., Inc. +	1.50% + SFvv	03/11/25	03/11/30	Senior	$601,145	586,116
Alera Group, Inc. +	2.75% + SFv	01/23/26	05/30/32	Senior	$2,977,538	2,896,787
AlixPartners, LLP +	2.00% + SFv	07/31/25	08/12/32	Senior	$4,093,589	4,080,039
Alliant Holdings Intermediate, LLC +	2.50% + SFv	09/30/25	09/19/31	Senior	$—	—
American Airlines, Inc. +	3.25% + SFvv	05/09/25	05/28/32	Senior	$1,881,000	1,883,586
Amneal Pharmaceuticals LLC +	3.00% + SFv	02/02/26	08/01/32	Senior	$10,642,298	10,700,511
Anticimex International AB +	2.90% + SFvv	11/28/25	11/17/31	Senior	$—	—
Aptean, Inc. +, e	Cash 3.25% + SFvv	03/21/25	03/26/32	Senior	$655,044	137,380
Archkey Solutions LLC +, e	4.25% + SFvv	03/03/25	11/01/31	Senior	$3,366,143	3,382,973
Argent Finco LLC +	2.50% + SFvv	04/27/26	11/12/32	Senior	$1,500,000	1,507,973
Athenahealth Group, Inc. +	3.25% + SFv	05/27/26	02/16/32	Senior	$10,456,561	10,433,714
Auris Luxembourg III S.à.r.l. +	3.25% + SFv	02/27/26	02/28/29	Senior	$5,195,211	4,869,722
BCPE Empire Holdings, Inc. +	3.25% + SFvv	03/04/25	12/11/30	Senior	$—	—
BCPE HIPH Parent, Inc. +, e, f	4.00% + SF	06/26/26	07/05/33	Senior	$95,541	95,064
BCPE HIPH Parent, Inc. +, f	4.00% + SF	06/26/26	07/05/33	Senior	$904,459	907,285
Bella Holding Company, LLC +	2.25% + P	06/10/26	06/16/33	Senior	$8,000,000	8,008,000
Belron Finance 2019 LLC +	2.00% + SFvv	02/09/26	10/16/31	Senior	$8,155,578	8,159,656
Blackhawk Network Holdings, Inc +	3.50% + SFv	02/06/26	03/12/29	Senior	$6,076,773	6,071,092
Boxer Parent Company Inc. +	3.00% + SFvv	05/06/25	07/30/31	Senior	$—	—
Caesars Entertainment Inc. +	2.25% + SFv	05/05/26	02/06/30	Senior	$2,492,284	2,386,362
Calabrio, Inc. +	4.00% + SFvv	10/24/25	11/26/32	Senior	$6,000,000	4,677,600
Carestream Dental Technology, Inc. +	6.25% + SFv	05/06/25	08/30/30	Senior	$3,513,857	3,518,249
CFC Bidco 2022 Ltd. +	3.75% + SFvv	05/30/25	05/30/32	Senior	$18,407,500	17,625,181
Charlotte Buyer, Inc. +	4.25% + SFv	05/06/25	02/11/28	Senior	$—	—
Charter NEX US, Inc. +	2.75% + SF	01/05/26	11/29/30	Senior	$—	—
Charter NEX US, Inc. +	2.50% + SFv	01/05/26	11/29/30	Senior	$1,383,302	1,386,283
Chrysaor Bidco S.à.r.l. +	3.25% + SFvv	10/16/25	10/30/31	Senior	$8,085,913	8,123,230
Citrin Cooperman Advisors LLC +, e	Cash 3.00% + SFvv	03/06/25	04/01/32	Senior	$3,526,491	3,438,328
Clarios Global LP +	2.50% + SFv	05/21/26	01/28/32	Senior	$2,089,500	2,094,724
Clydesdale Acquisition Holdings Inc. +	Cash 3.25% + SF (0.50% Floor)vv	03/27/25	04/01/32	Senior	$3,060,321	2,961,304
Colossus Acquireco LLC +	1.75% + SFvv	06/17/26	01/31/33	Senior	$3,781,000	3,767,407
CompoSecure Holdings, LLC +	2.25% + SFv	01/08/26	01/14/33	Senior	$1,100,000	1,098,196
Coreweave Financing DDTL V LLC +, e	4.50% + SFv	05/06/26	11/17/31	Senior	$800,000	284,999
Cotiviti Corporation +	Cash 2.75% + SFvv	02/14/25	03/26/32	Senior	$5,947,462	5,528,672
Crown Subsea Communications Holding, Inc. +	3.00% + SFv	02/05/26	01/30/31	Senior	$10,812,146	10,865,828
Dawn Bidco, LLC +	3.00% + SFvv	10/07/25	08/20/32	Senior	$7,200,000	6,751,512
Delta 2 (LUX) S.à.r.l. +	2.00% + SFvv	09/10/24	09/10/31	Senior	$3,100,000	3,107,424

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Floating Rate Loans**** (continued)
North America (continued)
Delta TopCo, Inc. +	2.75% + SFvv	05/06/25	11/30/29	Senior	$6,505,032	$6,231,040
DexKo Global Inc. +	4.50% + SFvv	04/09/26	10/06/31	Senior	$6,204,538	6,028,515
DG Investment Intermediate Holdings 2, Inc. +	3.75% + SFv	07/02/25	07/09/32	Senior	$10,099,405	10,162,526
Discovery Global Holdings, Inc. +	2.50% + SFv	05/27/26	06/03/33	Senior	$1,667,308	1,671,893
Dotdash Meredith Inc +	3.50% + SFvv	06/05/25	06/17/32	Senior	$779,085	736,722
Dragon Buyer, Inc. +	2.75% + SFvv	09/24/24	09/30/31	Senior	$5,713,000	4,727,507
DTI Holdco, Inc. +	4.00% + SFv	05/06/25	04/26/29	Senior	$3,211,408	2,996,356
Dynamo Newco II GmbH +	3.25% + SFv	10/08/25	09/30/31	Senior	$4,569,060	4,389,153
ECI Macola Max Holding, LLC +	2.75% + SFvv	09/30/25	05/09/30	Senior	$1,616,049	1,555,157
Engineered Machinery Holdings, Inc. +	3.25% + SFvv	11/26/25	11/26/32	Senior	$187,557	188,555
Fiesta Purchaser, Inc. +	2.75% + SFv	09/30/25	02/12/31	Senior	$6,174,781	6,065,425
Finastra USA, Inc. +	4.00% + SFvv	07/31/25	09/15/32	Senior	$5,486,250	5,157,075
First Student Bidco Inc +	2.25% + SFvv	02/17/26	08/15/30	Senior	$3,043,175	3,049,824
Flash Charm, Inc. +	3.50% + SFvv	05/06/25	03/02/28	Senior	$1,207,533	1,003,074
Flynn Restaurant Group LP +	3.75% + SFv	07/11/25	01/28/32	Senior	$5,246,775	5,222,509
Froneri International Ltd. +	2.00% + SFvv	09/17/24	09/17/31	Senior	$4,902,094	4,879,323
Froneri Lux Finco S.à.r.l. +	2.50% + SFvvv	07/16/25	08/02/32	Senior	$5,954,080	5,927,048
Fugue Finance B.V. +	2.25% + SFvv	02/04/26	01/09/32	Senior	$15,800,993	15,783,612
Genesys Cloud Services Holdings II LLC +	Cash 2.50% + SFvv	03/31/25	01/30/32	Senior	$6,407,144	6,209,612
Global Medical Response, Inc. +	3.50% + SFvv	09/19/25	10/01/32	Senior	$11,184,938	11,242,876
Gloves Buyer, Inc. +	4.00% + SFv	01/17/25	01/17/32	Senior	$3,383,000	3,395,230
Graham Packaging Company Inc. +	2.25% + SFv	01/14/26	01/26/33	Senior	$1,197,000	1,199,556
Grant Thornton Advisors LLC +	2.50% + SFv	05/06/25	06/02/31	Senior	$8,794,528	8,383,208
Green Infrastructure Partners Inc +	2.75% + SFvv	09/19/25	09/24/32	Senior	$1,795,500	1,797,744
Heartland Dental, LLC +	3.75% + SFv	08/07/25	08/25/32	Senior	$10,533,942	10,554,431
HIG Finance 2 Limited +	2.75% + SFvv	12/11/25	04/18/30	Senior	$3,047,870	2,897,656
Hobbs & Associates LLC +, e	2.75% + SFv	09/30/24	07/23/31	Senior	$442,727	435,885
Hobbs & Associates LLC +, e	2.75% + SFv	09/30/24	07/23/31	Senior	$5,443,762	5,440,360
Holding Socotec +	2.75% + SFvv	02/06/26	06/02/31	Senior	$1,723,046	1,728,430
Hologic Inc. +	2.50% + SF	01/14/26	04/07/33	Senior	$7,000,000	6,911,975
HS Purchaser, LLC +	6.00% + SFvv	03/11/26	05/21/29	Senior	$1,975,403	1,506,245
HS Purchaser, LLC +	6.00% + SFvv	11/21/25	05/19/29	Senior	$3,920,120	2,843,260
Hunter Douglas Inc. +	3.25% + SFvv	05/06/25	01/20/32	Senior	$7,009,847	7,018,610
IGT Holding IV AB +	3.00% + SFvv	10/06/25	09/01/31	Senior	$4,734,705	4,657,766
Illuminate Buyer, LLC +	2.50% + SFv	09/30/25	12/31/29	Senior	$5,542,049	5,486,158
Imagine Learning LLC +	3.50% + SFv	05/06/25	12/21/29	Senior	$8,887,109	8,350,150
Inmar, Inc. +	4.50% + SFvv	06/30/25	10/30/31	Senior	$2,259,894	1,982,108
INNIO Group Holding GmbH +	2.00% + SFvv	02/09/26	11/02/31	Senior	$3,990,000	3,986,269
International Entertainment JJCo 3 Ltd +	3.00% + SFvv	10/31/25	04/29/32	Senior	$4,554,172	4,567,448
Iridium Satellite LLC +	2.25% + SFv	03/26/25	09/20/30	Senior	$5,045,196	5,057,809
Jane Street Group, LLC +	2.00% + SFvv	10/01/25	12/15/31	Senior	$—	—
John Bean Technologies Corp +	1.75% + SFv	09/30/25	01/02/32	Senior	$768,056	771,619
Jupiter Borrower Inc +	2.75% + SF	05/14/26	06/30/33	Senior	$236,000	236,787
Jupiter Borrower Inc +	2.75% + SF	03/25/26	06/30/33	Senior	$1,500,000	1,505,003
kdc/one Development Corporation, Inc. +	3.50% + SFvv	08/08/25	08/15/28	Senior	$6,870,507	6,869,957
KKR Apple Bidco, LLC +	2.50% + SFv	02/14/25	09/23/31	Senior	$4,432,500	4,445,266
KnowBe4, Inc. +	3.75% + SFvv	07/22/25	07/23/32	Senior	$3,185,247	2,488,474
Kohler Energy Co LLC +	3.00% + SFvv	02/04/26	05/01/31	Senior	$6,396,553	6,413,568

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Floating Rate Loans **** (continued)
North America (continued)
Lernen Bidco Limited +	3.50% + SFvvv	07/24/25	10/27/31	Senior	$8,295,550	$8,176,301
LSF12 Crown US Commercial Bidco LLC +	3.00% + SFv	01/20/26	12/02/31	Senior	$6,158,320	6,185,817
Madison IAQ LLC +	1.75% + SFvvv	06/04/26	05/06/32	Senior	$4,987,752	4,989,523
Matador Bidco S.à.r.l. +	4.25% + SFv	05/06/25	07/30/29	Senior	$8,523,676	8,507,737
McAfee, LLC +	3.00% + SFv	05/06/25	03/01/29	Senior	$3,099,415	2,799,980
Mckesson Medical-Surgical Top Holdings Inc. +	2.25% + SFvv	06/03/26	06/09/32	Senior	$1,100,000	1,102,525
Minimax Viking GmbH +	2.00% + SFv	03/27/25	03/17/32	Senior	$2,079,079	2,085,586
Mitchell International, Inc. +	3.00% + SFv	04/01/26	06/17/31	Senior	$5,411,559	5,228,919
Naked Juice LLC +	3.25% + SFvv	04/09/25	01/24/29	Senior	$1,313,692	898,000
Naked Juice LLC +	6.00% + SFvv	05/06/25	01/24/30	Senior	$353,747	113,620
NEP Group, Inc. +	4.50% + SFv	10/09/25	10/17/31	Senior	$7,671,840	7,235,926
Newfold Digital Holdings Group Inc. +, e	3.50% + SFv	03/09/26	04/30/29	Senior	$4,952,038	3,999,390
Newly Weds Foods Inc. +	Cash 2.25% + SFvv	03/19/25	03/15/32	Senior	$4,455,000	4,464,266
Nielsen Consumer Inc. +	2.25% + SFv	08/29/25	10/31/30	Senior	$2,950,655	2,906,395
Nouryon Finance B.V. +	3.25% + SFvv	05/06/25	04/03/28	Senior	$2,614,732	2,620,720
NSM Top Holdings Corp. +	4.25% + SFvv	11/21/25	05/14/29	Senior	$4,611,412	4,638,803
Nuvei Technologies Corp. +	2.50% + SFv	08/29/25	11/17/31	Senior	$3,703,217	3,628,820
Olympus Water US Holding Corporation +	3.00% + SFvv	05/06/25	06/20/31	Senior	$1,356,463	1,356,924
Olympus Water US Holding Corporation +	3.25% + SFvv	07/24/25	07/23/32	Senior	$2,089,500	2,092,979
OMNIA Partners LLC +	2.75% + SFvv	11/07/25	12/31/32	Senior	$198,500	199,158
OneDigital Borrower LLC +	3.00% + SFv	05/06/25	07/02/31	Senior	$—	—
Opal Bidco SAS +	2.50% + SFvv	06/09/26	04/28/32	Senior	$6,054,326	6,067,858
Osaic Holdings, Inc. +	2.50% + SFvv	02/02/26	07/30/32	Senior	$2,094,750	2,081,658
Paradigm Parent, LLC +	4.50% + SFvv	07/24/25	04/16/32	Senior	$6,451,250	5,610,362
Pediatric Associates Holding Company, LLC +	5.00% + SFv	05/28/26	12/29/31	Senior	$2,000,889	2,007,152
Peer Holding III B.V. +	2.25% + SF	09/25/25	09/29/32	Senior	$4,289,250	4,298,193
Pegasus BidCo BV +	2.50% + SFvv	06/17/26	07/12/32	Senior	$8,780,552	8,798,816
PetSmart, Inc. +	4.00% + SFv	10/20/25	08/18/32	Senior	$—	—
Pinnacle Buyer LLC +, e	6.50% + SFv	09/11/25	09/10/32	Senior	$752,952	611,589
Pinnacle Buyer LLC +, e	2.50% + SFvv	09/11/25	10/01/32	Senior	$145,161	144,838
Plano HoldCo, Inc. +	3.50% + SFvv	08/02/24	08/15/31	Senior	$3,251,307	2,568,532
Prestige Brands, Inc. +, e	2.00% + SFv	05/20/26	06/13/33	Senior	$400,000	367,730
Pretium PKG Holdings, Inc. +	5.75% + SFv	03/02/26	03/01/32	Senior	$149	148
Pretium PKG Holdings, Inc. +	5.25% + SFvv	03/02/26	03/02/31	Senior	$1,613,568	1,597,940
Project Alpha Intermediate Holding, Inc. +	3.25% + SFvv	05/06/25	10/26/30	Senior	$2,015,733	1,496,178
Prometric Holdings, Inc. +	3.75% + SFvv	06/18/25	06/25/32	Senior	$5,359,500	5,370,219
Proofpoint, Inc. +	3.00% + SFvv	06/18/25	08/31/28	Senior	$1,488,579	1,462,529
Pye-Barker Fire & Safety, LLC +, e	2.50% + SFvv	12/09/25	12/16/32	Senior	$3,741,000	3,283,487
Pye-Barker Fire & Safety, LLC +, e	2.50% + SFvv	12/09/25	12/16/32	Senior	$559,000	557,140
Qnity Electronics Inc +	2.00% + SF	08/12/25	08/12/32	Senior	$4,378,000	4,386,209
Quartz Acquireco LLC +	Cash 2.25% + SFvv	03/25/25	06/28/30	Senior	$4,924,051	4,134,159
QXO Inc +, f	2.00% + SF	05/06/25	07/01/33	Senior	$1,100,000	1,099,588
Radiology Partners Inc +	4.50% + SFvv	06/26/25	06/25/32	Senior	$7,344,500	7,371,454
Rand Parent, LLC +	3.00% + SFvv	05/06/25	03/18/30	Senior	$7,431,810	7,435,155
Raven Acquisition Holdings LLC +, e	3.00% + SFv	12/31/24	11/19/31	Senior	$200,000	200,000
Raven Acquisition Holdings LLC +, e	3.00% + SFv	12/31/24	11/19/31	Senior	$2,765,000	2,749,696

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Floating Rate Loans**** (continued)
North America (continued)
Recess Holdings, Inc. +	Cash 3.75% + SF (1.00% Floor)vv	01/24/25	02/20/30	Senior	$14,646,575	$14,647,820
Red Planet Borrower, LLC +	4.00% + SFv	08/07/25	09/08/32	Senior	$9,293,127	9,316,359
Resideo Funding Inc. +	2.00% + SFvv	08/08/25	08/13/32	Senior	$2,481,250	2,482,292
Rithum Holdings Inc +	4.75% + SFvv	07/02/25	07/21/32	Senior	$3,275,250	3,099,205
Rohm Holding GmbH +	Cash 5.50% + SFvvv; PIK 1.49%	02/19/25	01/31/29	Senior	$6,669,413	6,563,761
Saphilux S.à.r.l. +	3.00% + SFvv	09/30/25	07/18/28	Senior	$4,987,407	5,016,509
Sauer Brands Inc. +, e	3.00% + SFv	03/31/25	02/04/32	Senior	$990,862	910,388
Select Medical Corporation +	3.00% + SF	03/19/26	12/31/31	Senior	$1,450,000	1,455,438
Shift4 Payments, LLC +	2.00% + SFvv	01/05/26	07/03/32	Senior	$895,506	892,707
Skopima Merger Sub Inc. +	3.75% + SFv	05/06/25	05/12/28	Senior	$10,983,586	9,660,942
Sovos Compliance, LLC +	3.25% + SFv	09/30/25	08/13/29	Senior	$5,565,825	5,267,914
Spectris Plc +	2.75% + SFvv	03/31/26	12/06/32	Senior	$1,940,250	1,951,562
Speed Midco 3 S.a r.l. +	2.50% + SF	09/22/25	09/23/32	Senior	$2,487,500	2,485,945
Spring Education Group, Inc. +	3.25% + SFvv	05/06/25	10/04/30	Senior	$6,146,091	6,143,233
Stepstone Group Midco 2 GmbH/ The +	4.50% + SF	08/19/25	12/19/31	Senior	$4,950,000	4,012,594
Stonepeak Motion Finco LLC +, f	2.50% + SF	06/24/26	06/24/33	Senior	$3,100,000	3,109,036
Stonepeak Nile Parent LLC +	2.00% + SFvv	06/02/26	04/09/32	Senior	$5,785,500	5,779,801
Storable, Inc. +	Cash 3.25% + SFvv	03/31/25	04/16/31	Senior	$2,765,000	2,449,002
Summer (BC) Holdco B S.a r.l +	5.00% + SFvv	05/06/25	02/15/29	Senior	$4,626,637	3,907,565
Summit Acquisition Inc +	3.50% + SFv	07/16/25	10/16/31	Senior	$1,585,519	1,588,159
Sunrise Financing Partnership +	2.50% + SFvvv	03/28/25	02/15/32	Senior	$4,300,000	4,258,569
team.blue Finco S.à.r.l. +	3.25% + SFvv	07/02/25	07/12/32	Senior	$7,524,000	7,224,921
Thevelia (US) LLC +	3.00% + SFvv	09/30/24	06/18/29	Senior	$5,862,353	5,745,106
TK Elevator Midco GmbH +	3.00% + SFv	02/27/26	04/30/30	Senior	$2,294,250	2,307,155
TMF Group Holding B.V. +	3.25% + SFvv	05/28/26	05/30/33	Senior	$3,798,933	3,813,179
TransDigm, Inc. +	2.50% + SFvv	08/13/25	08/19/32	Senior	$4,061,310	4,071,199
Traverse Midstream Partners LLC +	2.25% + SF	04/21/26	04/21/33	Senior	$1,200,000	1,201,350
Trident TPI Holdings, Inc. +	3.75% + SFvv	05/06/25	09/15/28	Senior	$1,629,701	1,572,572
Trilon Group, LLC +, e	3.50% + SFv	06/05/26	06/13/33	Senior	$3,966,667	3,245,800
Trucordia Insurance Holdings LLC +	3.25% + SFv	06/12/25	06/17/32	Senior	$6,451,250	5,773,869
Truist Insurance Holdings LLC +	2.75% + SFvv	05/30/25	05/06/31	Senior	$1,500,000	1,467,000
UKG Inc. +	3.00% + SFv	05/06/25	02/10/31	Senior	$3,880,308	3,731,576
Upbound Group Inc +	2.75% + SF	08/13/25	08/13/32	Senior	$3,374,500	3,385,754
Upstream Newco, Inc. +	4.25% + SFvv	01/20/26	05/20/30	Senior	$6,125,224	5,735,201
Vantor Holdings Inc +	4.50% + SFvv	02/27/26	03/03/33	Senior	$2,566,000	2,579,895
Varsity Brands, Inc. +	3.00% + SFvv	09/18/25	08/26/31	Senior	$9,453	9,482
Verifone Systems, Inc. +	5.25% + SFvv	04/07/25	08/18/28	Senior	$6,446,222	6,115,885
Virtusa Corporation +	3.25% + SFvv	06/14/24	02/15/29	Senior	$7,201,988	6,316,720
Vision Solutions, Inc. +	4.00% + SFvv	05/06/25	04/24/28	Senior	$3,250,260	2,535,203
Windsor Holdings III, LLC +	2.75% + SFv	05/06/25	08/01/30	Senior	$2,238,269	2,245,129
WOOF Holdings, Inc +	3.95% + SFvv	05/30/25	12/31/29	Senior	$1,951,034	1,434,010
WOOF Holdings, Inc +	3.75% + SFvv	05/30/25	12/31/29	Senior	$1,138,830	228,905
XPLOR T1 LLC +	3.50% + SFvv	10/29/25	12/01/32	Senior	$3,672,250	3,415,192
Zacapa S.à.r.l. +	3.75% + SFvv	12/31/24	03/22/29	Senior	$6,982,900	7,001,614
Total North America (4.81%)						690,763,165
Western Europe (1.06%)
AI Sirona (Luxembourg) Acquisition S.à.r.l. +	4.00% + E#	10/07/25	10/07/32	Senior	€9,500,000	10,880,514
Athena Holdco S.A.S. +	3.00% + E##	09/30/25	04/14/31	Senior	€1,400,000	1,598,524

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Floating Rate Loans**** (continued)
Western Europe (continued)
Auris Luxembourg III S.à.r.l. +	3.75% + E###	07/24/25	02/28/29	Senior	€4,000,000	$4,576,674
AutoForm Engineering GmbH +	3.75% + E###	10/01/25	02/28/29	Senior	€3,300,000	3,765,283
BCP V Modular Services Holdings IV Limited +	4.43% + E##	07/02/25	07/10/31	Senior	€2,100,000	2,066,353
CAB +	4.50% + E##	05/22/26	08/09/31	Senior	€6,800,000	7,701,146
CAB +	4.50% + E##	05/07/26	08/09/31	Senior	€2,300,000	2,604,799
Casper BidCo SAS +	3.25% + E##	02/05/26	03/21/31	Senior	€4,500,000	5,172,779
CD&R Firefly Bidco Limited +	4.75% + SF>>	05/06/25	04/29/29	Senior	£12,000,000	16,000,339
Cooper Consumer Health +	3.75% + E##	05/20/26	05/20/33	Senior	€5,400,000	6,235,850
Eagle Bidco Limited +	3.75% + E#	09/29/25	02/29/32	Senior	€—	—
Elsan SAS +	3.50% + E##	05/06/25	06/16/31	Senior	€—	—
Fugue Finance B.V. +	2.75% + E##	02/04/26	01/09/32	Senior	€3,000,000	3,431,631
HBX Group International PLC +	Cash 2.75% + E###	03/26/25	02/18/32	Senior	€5,200,000	5,973,302
Holding Socotec +	3.00% + E##	02/06/26	06/02/31	Senior	€1,000,000	1,150,929
HomeVi S.a.S. +	4.75% + E##	05/19/26	10/31/31	Senior	€4,729,767	5,443,844
Inspired FinCo Holdings Limited +	3.00% + E#	02/24/26	02/28/31	Senior	€3,173,232	3,648,303
Lernen Bidco Limited +	3.75% + E###	11/28/25	04/25/29	Senior	€6,000,000	6,872,487
Motel One GmbH +	3.63% + E#	12/05/25	06/04/32	Senior	€6,300,000	7,277,427
Neuraxpharm Arzneimittel GmbH +	3.75% + E###	07/17/25	12/16/30	Senior	€1,676,690	1,938,012
Nobian Finance B.V. +	Cash 3.50% + E##	03/04/25	07/31/30	Senior	€3,145,299	3,431,654
Prosol SAS +	3.75% + E##	05/06/26	05/06/33	Senior	€5,000,000	5,700,383
Quimper AB +	3.00% + E##	02/06/26	03/31/30	Senior	€—	—
Redhalo Midco (UK) Ltd +	3.00% + SF	03/11/26	03/22/31	Senior	€—	—
Rohm Holding GmbH +	5.00% + E##	05/06/25	01/31/29	Senior	€9,024,923	10,123,232
Septodont Holding SAS +, f	3.50% + SF	05/19/26	06/30/33	Senior	€1,000,000	1,155,141
Solina Bidco +	3.15% + SF	06/12/26	09/30/32	Senior	€6,700,000	7,709,964
Sport Group Holding GmbH +	Cash 4.00% + E###	01/08/25	07/08/31	Senior	€2,600,000	2,422,011
Summer (BC) Holdco B S.à.r.l. +	Cash 4.50% + E###	03/04/25	01/31/29	Senior	€3,737,050	3,719,888
Summer (BC) Holdco B S.à.r.l. +	4.50% + E##	05/07/24	01/31/29	Senior	€570,642	568,021
team.blue Finco S.à.r.l. +	3.50% + E##	10/01/25	09/30/29	Senior	€10,700,000	11,947,309
Total Webhosting Solutions BV +	4.00% + E#	07/02/25	11/04/31	Senior	€4,000,000	4,256,864
Verisure Holding AB +	2.25% + E##	10/24/25	11/03/32	Senior	€3,512,195	4,046,363
Total Western Europe (1.06%)						151,419,026

Total Floating Rate Loans (Cost $857,819,665)(5.87%)						$842,182,191

Private Equity Investments (92.67%)
Direct Investments * (59.08%)
Direct Equity (55.20%)

	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Asia - Pacific (1.17%)
AAVAS Financiers Limited +, a, e	Common equity	03/28/18	—	$43,012,369	$3,205,360
Argan Mauritius Limited +, a, e	Common equity	05/09/16	106,215	10,621,500	13,090,234
BPEA EQT Mid-Market Growth Co-Investment Carlton, SCSp +, a, c, e	Limited partnership interest	01/21/25	—	19,328,293	22,861,679
GreenSquare Operating HoldCo Pte. Ltd. +, a, e	Preferred equity	03/06/25	389,330	247,181	303,016
GreenSquare Operating HoldCo Pte. Ltd. +, a, e	Common equity	03/06/25	7,946	5,045	6,184
Huntress Co-Investment L.P., 1 +, a, c	Limited partnership interest	04/08/16	—	1	1

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
KKR Pebble Co-Invest L.P. +, a, c, e	Limited partnership interest	05/13/21	—	$29,283,000	$27,785,233
Murra Warra Asset Hold Trust +, a, e	Common equity	09/10/18	—	1	1
Murra Warra II Asset Hold Trust +, a, e	Common equity	07/30/20	—	11,765	1
Murra Warra II Project Hold Trust +, a, e	Common equity	07/30/20	—	2,942	1
Murra Warra Project Hold Trust +, a, e	Common equity	09/10/18	—	—	1
Partners Terra Pte. Ltd. +, a, e	Common equity	05/14/21	8,545,185	8,896,087	12,672,357
PG Esmeralda Pte. Ltd. +, a, e	Common equity	03/03/21	—	5,429,378	—
PG Esmeralda Pte. Ltd. +, a, e	Preferred equity	03/03/21	—	50,374,952	1,901,491
PG Loa Pte. Ltd. +, a	Common equity	04/25/22	—	1	17,319
PG Loa Pte. Ltd. +, a	Preferred equity	04/25/22	—	—	329,483
PG Lotus Pte Ltd. +, a, b, e	Preferred equity	10/31/25	19,672,866	19,672,866	19,672,866
PG Lotus Pte Ltd. +, a, b, e	Common equity	10/31/25	1,035,414	1,035,414	1,514,885
PG Power Pte. Ltd. +, a, e	Common equity	10/30/24	184,010	2,355,583	5,472,548
Platform Hold Trust +, a, e	Preferred equity	03/06/25	17,921,420	2,548,755	2,961,564
Sunsure Energy Private Limited +, a, b, c, e	Member interest	12/27/22	—	16,455,651	16,455,651
Sunsure Energy Private Limited +, a, b, e	Common equity	12/27/22	1,571,724	1,704,922	14,289,050
Sunsure Energy Private Limited +, a, b, e	Preferred equity	12/27/22	3,371,095	4,502,894	4,502,894
TPG Upswing Co-Invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	18,518,292	21,055,576
Total Asia - Pacific (1.17%)					168,097,395
North America (27.16%)
Aimbridge Acquisition Co., Inc. +, a	Common equity	03/11/25	4,145,864	4,996,003	4,996,005
Alliant Holdings, L.P. +, a, c	Limited partnership interest	12/01/21	—	24,784,703	40,540,215
Allied Benefit Systems Holdings LP +, a, c	Limited partnership interest	10/22/24	—	30,810,000	36,923,752
AmSurg HoldCo, LLC +, a	Common equity	11/03/23	896,098	2,087,478	2,873,059
AP VIII Prime Security Services Holdings, L.P. +, a, c, e	Limited partnership interest	05/02/16	—	2,939,787	—
AppLogic Networks OpCo I LLC +, a	Common equity	03/03/25	351,924	351,924	351,924
Arroyo Dunamis Direct Investment I-B, L.P. +, a, c, e	Limited partnership interest	02/25/25	—	6,070,655	11,648,398
Astorg VII Co-Invest ERT +, a, c	Limited partnership interest	01/31/20	—	31,167	6,792,374
BCPE Hercules Holdings, LP +, a	Common equity	07/30/18	869,932	869,931	2,088,586
BI Gen Holdings, Inc. +, a	Common equity	01/01/21	14,561	150,000	253,549
CapitalSpring Finance Company, LLC +, a	Common equity	03/01/17	3,020,546	4,168,272	2,853,582
Carestream Dental Technology, Inc. +, a	Common equity	08/30/24	—	2,205,000	2,205,000
CB Poly Holdings, LLC +, a, e	Preferred equity	08/16/16	171,270	17,127,003	30,035,266
CB Titan MidCo Holdings, Inc. +, a	Common equity	01/01/21	56,634	56,634	1
CD&R Mercury Co-Investor, L.P. +, a, c, e	Limited partnership interest	10/14/20	—	53,921,126	156,018,512
Checkers Topco, LLC +, a	Common equity	06/16/23	9,517	94,154	15,127
Clarience Technologies, LLC +, a	Common equity	03/05/24	—	1	1
Confluent Health Holdings LP +, a, b	Common equity	05/30/19	30,344	33,244,066	63,656,323
ConvergeOne Holdings, Inc. +, a	Common equity	06/06/24	99,273	2,154,218	—
Cowboy Topco, Inc. +, a	Common equity	05/18/22	1,348,750	1,348,750	1
Cure Holdings, LLC +, a, e	Common equity	05/13/21	2,723	27,230	18,115
Cure Holdings, LLC +, a	Common equity	05/13/21	263,891	3,602,070	1,755,531
Dermatology Holdings, L.P. +, a, b, c, e	Limited partnership interest	04/01/22	—	135,493,757	192,981,996
ECP Holding Company, LLC +, a, c, e	Member interest	03/15/16	—	—	190,286
ECP Parent, LLC +, a, b, e	Common equity	11/15/21	105,520,023	107,129,344	61,570,083
ECP Parent, LLC +, a, b, e	Preferred equity	12/21/23	8,508,337	8,508,422	12,951,724
EdgeCore Holdings, L.P. +, a, b, c, e	Limited partnership interest	11/10/22	—	108,320,541	281,692,612
Elgin Co-Investment, L.P.2 +, a	Common equity	11/28/16	—	1	1
Encore Holdings LP +, a, b, e	Common equity	07/01/22	73,227	87,948,606	221,185,115
Encore Holdings LP +, a, b, c, e	Limited partnership interest	02/25/26	—	3,156,048	3,673,757
ENFRA +, a, c, e	Limited partnership interest	03/15/22	—	34,340,784	67,588,673

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
EnfraGen LLC +, a, b, e	Common equity	09/17/19	37,786	$33,944,361	$83,088,089
EQT Infrastructure IV Co-Investment (B) SCSp +, a, c	Limited partnership interest	03/09/20	—	94,861,790	164,729,206
EQT IX Co-Investment (F) SCSp +, a, c, e	Limited partnership interest	11/15/21	—	84,104,726	131,473,769
EQT VIII Co-Investment (C) SCSp +, a, c, e	Limited partnership interest	01/25/19	—	57,016,701	30,444,980
EQT X Co-Investment (A) SCSp +, a, c, e	Limited partnership interest	07/02/24	—	20,475,870	26,264,931
EXW Coinvest L.P. +, a, c	Limited partnership interest	06/17/16	—	9,369,935	—
FH EP Parent L.P. +, a, c, e	Limited partnership interest	03/12/24	—	10,073,101	23,057,932
FRP Investors II, L.P. +, a, c, e	Limited partnership interest	09/16/22	—	47,761,620	79,811,244
Gateway Fleets Holdings, LP +, a, b, c, e	Limited partnership interest	09/30/24	—	2,754,527	3,173,535
Halo Purchaser, LLC +, a	Warrants	12/30/25	—	—	1
Icebox Parent L.P. +, a, b, c	Limited partnership interest	12/22/21	—	184,782,721	401,522,504
Idera Parent L.P. +, a, b, c, e	Limited partnership interest	03/02/21	—	151,702,453	164,256,589
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	250	250,000	1
KENE Holdings, L.P. +, a, c	Limited partnership interest	08/08/19	—	1	1
KKR Cavalry Co-Invest Blocker Parent L.P. +, a, c	Limited partnership interest	03/24/22	—	56,035,477	109,379,682
KKR Enterprise Co-Invest AIV A L.P. +, a, c	Limited partnership interest	07/31/20	—	716,331	128,451
KPOCH Holdings, L.P. +, a, b, c	Limited partnership interest	11/10/22	—	187,500,000	111,598,500
KPSKY Holdings L.P. +, a, b, c	Limited partnership interest	10/19/21	—	61,566,000	47,994,637
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	252,000	1,891
Lumin Digital, LLC +, a, e	Preferred equity	11/20/24	5,098,332	30,636,092	41,616,716
Matterhorn Topco, L.P. +, a, c	Limited partnership interest	05/19/21	—	11,341,677	12,939,781
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	356	317,827	261,721
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	35,285	172,633	142,158
MHS Blocker Purchaser L.P. +, a, c	Limited partnership interest	03/10/17	—	39,121,172	32,215,151
Milestone Investment Holdings, LLC +, a, e	Common equity	09/23/21	22,293,150	14,184,448	18,852,933
NC Ocala Co-Invest Alpha, L.P. +, a, c	Limited partnership interest	11/24/21	—	60,534,545	62,104,266
OMNIA Coinvest L.P. +, a, c, e	Limited partnership interest	10/23/20	—	15,306,665	24,513,624
Onecall Holdings, L.P. +, a	Common equity	11/29/17	—	—	435,437
Onex Fox, L.P. +, a, c, e	Limited partnership interest	04/25/19	—	85,638	280,465
Orion Opportunity L.P. +, a, c, e	Limited partnership interest	09/01/21	—	40,522,608	60,047,292
PCI Pharma Services +, a, c	Limited partnership interest	10/15/25	—	19,000,000	19,416,822
PG BRPC Investment, LLC +, a, b	Common equity	08/01/19	32,079	32,079,000	75,192,984
PG Delta HoldCo, LLC +, a, b, e	Common equity	06/24/21	42,616	48,694,632	105,661,654
Raptor Holding Parent, L.P. +, a	Common equity	04/01/22	11,209	1,120,924	1,395,937
Real Hero Topco, L.P. +, a, c, e	Limited partnership interest	04/01/21	—	14,835,863	15,242,841
RevSpring, Inc. +, a, c, e	Limited partnership interest	03/12/24	—	132,829	264,497
RevSpring, Inc. +, a, c	Limited partnership interest	02/02/26	—	1,250,640	1,159,097
Safari Co-Investment L.P. +, a, c, e	Limited partnership interest	03/14/18	—	9,357,130	7,670,461
Sandvine Corporation +, a	Common equity	03/03/25	50,291	923,247	923,247
SC Landco Parent, LLC +, a	Common equity	11/28/16	2,672	1	483,495
Shermco Intermediate Holdings, Inc. +, a, e	Common equity	06/05/18	11,525	1	51,462
Shingle Coinvest LP +, a, c, e	Limited partnership interest	05/29/18	—	—	1
SIH RP HoldCo L.P. +, a, e	Common equity	09/10/19	5,995,126	47,119,381	104,823,755
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c, e	Limited partnership interest	08/18/17	—	25,375	2
Space Co-Invest LP +, a, c, e	Limited partnership interest	01/17/25	—	20,378,976	21,754,842
Specialty Pharma Holdings LP +, a, b, c	Limited partnership interest	04/01/21	—	90,509,737	150,880,819
St. Croix Hospice +, a, c, e	Limited partnership interest	10/24/25	—	14,227,973	18,204,378
Starfish Intermediate, Inc. +, a	Preferred equity	06/06/22	7,136,374	178,485,000	215,075,674
Stonepeak Tiger (Co-Invest) Holdings (I-B) L.P. +, a, c, e	Limited partnership interest	08/17/21	—	34,960,409	35,315,607
SureWerx Topco, L.P. +, a, b, c, e	Limited partnership interest	12/28/22	—	54,663,564	66,663,256
Surveyor Co-Invest SCSp +, a, c, e	Limited partnership interest	10/17/24	—	22,552,209	31,491,250

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
T-VIII Mercury Co-Invest L.P. +, a, c, e	Limited partnership interest	07/29/21	—	$4,189,244	$9,045,979
Thermostat Purchaser, L.P. +, a, b, c	Limited partnership interest	08/31/21	—	71,817,900	117,818,845
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	4,632,829	3,593,991
VEEF II Co-Invest 2-A, L.P. +, a, c	Limited partnership interest	03/15/22	—	3,637,111	2,816,433
Velocity Holdings US LP +, a, c, e	Limited partnership interest	08/31/22	—	22,348,477	25,949,688
VEPF VII Co-Invest 2-A, LP +, a, c, e	Limited partnership interest	04/06/21	—	64,648,858	—
WHCG Purchaser, L.P. +, a, b, e	Preferred equity	08/02/24	10,934,833	14,022,833	16,700,619
WHCG Purchaser, L.P. +, a, b, c	Limited partnership interest	06/22/21	—	68,399,200	13,771,358
Woof Parent L.P. +, a	Common equity	12/21/20	1,441	1,441,200	1
Total North America (27.16%)					3,896,564,050
Rest of World (1.50%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	7,180,517	8,575,677
Centauro Co-Investment Fund, L.P. +, a, c	Limited partnership interest	11/28/13	—	936,917	1,160,912
PG Investment Company 1113B S.à r.l. +, a, e	Common equity	10/01/24	63,259,178	31,797,288	190,968,574
PG Investment Company 53 S.à.r.l. +, a	Preferred equity	03/04/24	6,084,618	6,624,409	9,285,108
PG Investment Company 53 S.à.r.l. +, a	Common equity	03/04/24	711,884	774,648	4,378,676
Velvet LP SCS +, a, c	Limited partnership interest	03/04/24	—	144,157	203,922
Total Rest of World (1.50%)					214,572,869
Western Europe (25.37%)
Akur8 SAS +, a, e	Common equity	08/28/24	684,686	7,155,760	8,387,633
Akur8 SAS +, a, e	Preferred equity	08/28/24	876,616	9,814,728	10,738,838
Ark EquityCo SAS +, a, c, e	Limited partnership interest	02/21/22	—	12,366,563	17,428,219
Aston Lux Acquisitions S.à.r.l. +, a, c	Limited partnership interest	11/28/19	—	3,798,292	4,544,135
Aston Lux Acquisitions S.à.r.l. +, a	Common equity	01/11/21	2,948	264,626	309,303
Astorg VIII Co-Invest Open Health +, a, c	Limited partnership interest	08/04/22	—	21,849,512	6,800,996
Astorg VIII Co-Invest Open Health +, a, c, e	Limited partnership interest	07/14/23	—	402,797	114,081
Audiotonix Co-Invest SCSp +, a, c, e	Limited partnership interest	07/23/24	—	13,873,440	17,613,454
BC European Capital X - Ceramtec Co-Investment (1) LP +, a, e	Common equity	02/06/18	—	700,484	1
Blackstone Cornerstone Co-Invest (CYM) L.P. +, a, c, e	Limited partnership interest	04/16/24	—	22,246,954	22,976,254
Capri Acquisitions Topco Limited +, a, e	Common equity	11/01/17	8,345,985	83,995,867	17,943,828
CD&R Market Co-Investor, L.P. +, a, c, e	Limited partnership interest	11/10/21	—	78,727,683	59,937,983
Ciddan S.à.r.l. +, a, e	Common equity	09/15/17	9,810,592	3,198,665	15,284,791
Climeworks AG +, a, e	Preferred equity	04/25/22	2,629,930	68,066,218	79,238,642
Climeworks AG +, a	Common equity	04/25/22	18,455	465,142	5,109
EQT Future Co-Investment (C) SCSp +, a, c	Limited partnership interest	02/15/23	—	41,681,813	93,783,179
EQT Jaguar Co-Investment SCSp +, a, c, e	Limited partnership interest	11/30/18	—	33,421,401	73,946,345
EQT VIII Co-Investment (D) SCSp +, a, c, e	Limited partnership interest	10/01/19	—	1	1
Fides S.p.A +, a	Common equity	12/15/16	—	747,281	1
Five Arrows Royal FAPI IV Co Invest SCSp +, a, c, e	Limited partnership interest	07/05/24	—	4,660,720	4,744,212
Global Blue Holding L.P. +, a, c	Limited partnership interest	07/31/12	—	1	196,711
Green DC LuxCo S.à.r.l. +, a, b, c, e	Member interest	01/20/22	—	37,402,098	45,653,712
Green DC LuxCo S.à.r.l. +, a, b, e	Common equity	01/20/22	—	95,864,889	314,052,197
Green DC LuxCo S.à.r.l. +, a, b, c, e	Member interest	01/20/22	—	19,648,729	21,717,772
Hera Co-investment LP +, a, c, e	Limited partnership interest	10/25/24	—	16,836,401	11,638,583
KKR Pegasus Co-Invest L.P. +, a, c	Limited partnership interest	07/07/22	—	11,664,381	21,040,008
KKR Sprint Co-Invest L.P. +, a, c	Limited partnership interest	09/29/22	—	42,840,839	—
KKR Traviata Co-invest L.P. +, a, c	Limited partnership interest	12/18/19	—	92,759,254	150,188,951
Laboratoires Serb +, a, e	Common equity	01/15/26	—	389,792	1,320,123
Laboratoires Serb +, a, e	Preferred equity	01/15/26	—	2,654,829	2,742,317

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Lumen Topco Limited +, a, b	Common equity	06/24/26	11,873,009	$2,401,999	$—
Lumen Topco Limited +, a, b	Preferred equity	06/24/26	225,587,178	45,637,989	214,259,157
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,484	4,782,604	55,622,741
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	17,060,688	—
Luxembourg Investment Company 285 S.à.r.l. +, a, b, c	Member interest	08/22/19	—	17,060,688	—
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Common equity	08/22/19	6,999,953	3,379,415	—
Luxembourg Investment Company 293 S.à.r.l. +, a, e	Common equity	06/26/19	9,789,622	18,472,753	561,041
Luxembourg Investment Company 314 S.à.r.l. +, a, b	Common equity	08/22/19	192,000	7,796	1
Luxembourg Investment Company 404 S.à.r.l. +, a, b, e	Common equity	02/14/23	145,800	1,683,674	4,090,902
Luxembourg Investment Company 404 S.à.r.l. +, a, b, e	Preferred equity	02/14/23	—	14,941,180	18,237,663
Luxembourg Investment Company 414 S.à.r.l. +, a, b, c, e	Member interest	07/02/21	—	40,092,414	48,181,813
Luxembourg Investment Company 414 S.à.r.l. +, a, b, e	Common equity	07/02/21	12,316,087	9,766,168	94,931,426
Luxembourg Investment Company 430 S.à.r.l. +, a, b, e	Common equity	05/10/21	52,594,635	64,616,036	51,326,052
Luxembourg Investment Company 430 S.à.r.l. +, a, b, c, e	Member interest	05/10/21	—	15,139,432	18,398,096
Magnesium Co-Invest SCSp +, a, c, e	Limited partnership interest	05/19/22	—	78,803,152	115,842,446
Menrva Co-Investment, L.P. +, a, c	Limited partnership interest	11/22/24	—	11,034,169	13,124,438
Nerve Co-Invest SCSp +, a, c, e	Limited partnership interest	01/27/21	—	46,760,051	86,179,149
Oakley Capital V Co-Investment (A) SCSp +, a, c, e	Limited partnership interest	12/12/22	—	54,808,700	109,956,500
Orbiter Investments S.à.r.l. +, a, b, e	Common equity	12/17/21	8,568,857	189,396,339	216,575,498
OT Luxco 3 & Cy S.C.A. +, a	Warrants	12/01/17	844,553	—	581,319
Partners Group Satellite HoldCo S.à.r.l. +, a, b, e	Common equity	03/22/23	8,018,473	4,779,063	—
Partners Group Satellite HoldCo S.à.r.l. +, a, b, e	Preferred equity	03/22/23	9,110,800	54,918,380	23,675,902
Partners Group Satellite Warehouse S.C.S. +, a, b, c	Member interest	03/22/23	—	1,455,807	880,646
PG Investment Company 18 S.à.r.l. +, a, b, e	Preferred equity	07/07/22	113,856,528	115,820,054	204,353,119
PG Investment Company 18 S.à.r.l. +, a, b, e	Common equity	07/07/22	12,650,106	128,268	54,370,017
PG Investment Company 24 S.à.r.l. +, a, b, e	Common equity	07/13/22	873,890	1,135,700	19,812,861
PG Investment Company 24 S.à.r.l. +, a, b, e	Preferred equity	07/13/22	101,367,616	102,497,783	169,085,552
PG Investment Company 60 S.à r.l. +, a, e	Common equity	01/31/24	109,610	119,065	1,166,773
PG Investment Company 60 S.à r.l. +, a, e	Preferred equity	01/31/24	4,647,265	10,220,605	12,767,401
PG Investment Company 67 S.à.r.l. +, a, e	Preferred equity	07/16/24	12,013,256	12,743,394	16,177,166
PG Investment Company 67 S.à.r.l. +, a, e	Common equity	07/16/24	1,335,641	1,414,770	8,295,625
PG Investment Company 69 S.à.r.l. +, a	Preferred equity	07/16/24	227,128	328,227	143,465
PG Investment Company 69 S.à.r.l. +, a	Common equity	07/16/24	50,580	580,738	476,540
PG Investment Company 71 S.à.r.l. +, a, e	Common equity	09/26/24	6,632,291	7,477,058	10,004,006
PG Investment Company 76 S.à.r.l. +, a, b, e	Common equity	09/03/24	358,449	426,626	1
PG Investment Company 76 S.à.r.l. +, a, b, e	Preferred equity	09/03/24	43,478,798	48,005,615	25,555,010
PG Investment Company 88 S.à r.l. +, a, b	Preferred equity	09/04/25	39,235,533	52,643,773	56,348,117
PG Investment Company 88 S.à r.l. +, a, b	Common equity	09/04/25	664,060	893,275	4,131,254
PG Lion Management Warehouse S.C.S +, a, b, c	Limited partnership interest	08/22/19	—	1,064,074	1
PG Polaris TopCo S.à r.l. +, a, e	Common equity	03/27/24	1,941,043	1,941,291	28,526,750
PG Polaris TopCo S.à r.l. +, a	Preferred equity	03/27/24	36,879,822	36,879,819	36,563,427
PG Polaris Warehouse SCSp +, a, c, d	Limited partnership interest	03/27/24	—	748,547	906,621
PG TLP S.à.r.l. +, a, b, c, e	Member interest	04/14/21	—	5,331,705	81,198,251
PG TLP S.à.r.l. +, a, b, e	Common equity	04/14/21	6,473,126	60,307,423	57,626,659
PG Wave Limited +, a, b, e	Common equity	02/03/22	53,215,581	86,765,208	151,631,151
PG Wave Limited +, a	Common equity	04/29/26	13,485,934	31,067,137	33,767,105

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Pharmathen GP S.à.r.l. +, a, b	Common equity	01/20/22	110,300	$1,773	$1
Pharmathen Topco S.à r.l. +, a, b	Preferred equity	01/20/22	—	15,544,624	—
Pharmathen Topco S.à.r.l. +, a, b	Preferred equity	01/20/22	98,858,068	112,190,937	—
Pharmathen Topco S.à.r.l. +, a, b	Common equity	01/20/22	79,910	85,739	1
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	08/19/21	—	3,078	1
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	08/19/21	—	9,198	1
Polyusus Lux XXIII S.à.r.l. +, a, e	Common equity	08/19/21	—	2,333	1
Refresco 2 Co-Invest SCSp +, a, c	Limited partnership interest	07/12/22	—	33,461,675	61,599,894
Rivage Luxco S.à.r.l. +, a, e	Common equity	02/22/22	450,000	51,322,096	51,771,030
Root JVCo S.à.r.l. +, a, b	Preferred equity	09/29/20	8,686,753	42,469,064	67,167,078
Root JVCo S.à.r.l. +, a, b	Common equity	09/29/20	2,362,997	2,896,582	4,349,837
Root JVCo S.à.r.l. +, a, b, c	Member interest	09/29/20	—	36,261,531	47,525,283
Strider Investment 2 +, a, e	Common equity	04/01/23	65,178	302,803	248,900
Strider Investment 3 +, a, e	Common equity	04/01/23	4,470	26,591	5,109
Strider Topco S.a.s. +, a, c	Member interest	04/01/23	—	3,389,622	4,743,036
Strider Topco S.a.s. +, a, e	Common equity	04/01/23	8,414,466	8,834,459	32,019,248
Strider Topco S.a.s. +, a, e	Preferred equity	04/01/23	54,256,944	56,579,460	84,250,351
Surfaces SLP (SCSp) +, a, b, c	Limited partnership interest	10/01/20	—	34,731,898	13,481,871
T InvestCo Lux I S.à r.l. +, a, e	Common equity	10/07/25	620,486	5,860,389	16,095,493
T InvestCo Lux I S.à r.l. +, a, e	Preferred equity	10/07/25	2,171,868	36,399,586	38,073,019
Vanquish Bidco +, a, c	Member interest	05/25/23	—	4,453,268	6,030,465
Vanquish Topco +, a	Common equity	05/25/23	379,731	936,729	1
Vanquish Topco +, a	Preferred equity	05/25/23	34,851,987	42,986,878	18,411,056
Veonet Co-Invest SCSp (Lux) +, a, c, e	Limited partnership interest	03/09/22	—	26,414,456	45,646,753
Zephyr Syndication L.P. +, a, c, e	Limited partnership interest	08/08/24	—	12,381,998	15,161,575
Zoncolan Topco S.à.r.l. +, a, b, c	Member interest	10/28/21	—	61,194,518	60,440,753
Zoncolan Topco S.à.r.l. +, a, b, e	Common equity	10/28/21	20,383,872	40,537,744	18,396,754
Zoncolan Topco S.à.r.l. +, a, b, e	Preferred equity	08/01/24	5,384,750	5,822,805	7,838,983
Total Western Europe (25.37%)					3,640,935,535
Total Direct Equity (55.20%)				$5,656,387,611	$7,920,169,849
Direct Debt**** (3.88%)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Asia - Pacific (0.24%)
BYJU's Alpha, Inc. +, a	Cash 8.00% + P (0.75% Floor)	01/19/22	11/24/26	Senior	$1	$1	$—
Fugue Finance B.V. +, a	Cash 4.50% + SF (0.50% Floor)vv	03/10/23	01/31/28	Senior	26,553	26,553	—
Fugue Finco Pty Ltd. +, a, e	Cash 5.75% + BBSY††	04/10/24	04/10/30	Senior	1,671,214	1,671,214	1,646,575
Fugue Finco Pty Ltd. +, a	Cash 5.75% + BBSY††	04/10/24	05/30/30	Senior	3,621,280	3,512,641	3,747,240
Fugue NZ Bidco Limited +, a	Cash 5.75% + BBSY††	04/10/24	05/30/30	Senior	2,370,912	2,299,785	2,188,878
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/26/22	07/26/27	Senior	12,728,400	12,676,430	11,590,775
Global Academic Group Limited +, a, e	Cash 6.00% + BBSY (0.50% Floor)††	07/26/22	07/26/27	Senior	395,158	395,158	398,645
Global Academic Group Limited +, a	Cash 4.91% + BBSY ††	01/30/25	07/26/27	Senior	653,208	649,373	725,613
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/29/22	07/29/27	Senior	4,651,970	4,632,740	4,619,380
Greencross Limited +, a	Cash 4.50% + BBSY (0.75% Floor)††	09/30/24	03/23/28	Senior	9,270,252	9,217,782	9,191,402

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt**** (continued)
UP Education +, a, e		12/16/24	07/29/27	First Lien	$—	$—	$—
Total Asia - Pacific (0.24%)							34,108,508
North America (2.45%)
Aimbridge Acquisition Co., Inc. +, a	Cash 5.60% + SFv	03/20/25	03/11/30	Senior	564,906	564,906	555,373
Apex Tool Group +, a	Cash 5.25% + SF (0.50% Floor)v	02/22/22	02/08/29	Senior	3,154,670	3,019,535	340,361
Aptean, Inc +, a	Cash 5.25% + SF (0.75% Floor)vv	01/30/24	01/30/31	Senior	6,974,841	6,928,576	6,942,089
Aptean, Inc +, a, e	Cash 5.25% + SF (0.75% Floor)vv	01/30/24	01/30/31	Senior	1,219,902	1,215,031	1,214,173
AQA Acquisition Holding, Inc. +, a	Cash 4.25% + SF (0.50% Floor)vv	03/18/21	03/03/28	Senior	6	6	—
BlueConic Holding, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	01/27/22	01/27/28	Senior	18,912,000	18,790,191	18,308,153
BlueConic Holding, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	06/13/23	01/27/28	Senior	7,092,000	7,007,272	6,865,557
Brand Industrial Services, Inc. +, a	Cash 4.50% + SF (0.50% Floor)vv	04/19/24	08/01/30	Senior	4,702,979	4,665,951	3,668,324
Brown Group Holding, LLC +, a	Cash 3.00% + SF (0.50% Floor)v	06/09/22	07/02/29	Senior	3,962,780	3,939,733	3,980,058
Brown Group Holding, LLC +, a	Cash 2.50% + SFv	05/23/24	07/01/31	Senior	2,946,876	2,956,532	2,960,034
Campaign Monitor (UK) Limited +, a	Cash 8.90% + SF (1.00% Floor)vv + PIK 5.25%	01/01/21	11/06/26	Second Lien	2,286,928	2,278,532	2,149,654
Carestream Dental Technology, Inc. +, a	PIK 14.00%	08/30/24	08/30/31	Senior	4,750,515	4,268,969	4,268,967
CD&R Hydra Buyer, Inc. +, a	Cash 4.00% + SFv	03/15/24	03/25/31	Senior	4,918,217	4,906,874	4,938,702
ConnectWise, LLC +, a	Cash 3.50% + SF (0.76% Floor)vv	10/06/21	09/29/28	Senior	3,582,474	3,576,577	3,328,119
Cornerstone Building Brands, Inc. +, a	Cash 3.25% + SFv	06/24/24	04/12/28	Senior	2,969,403	2,963,744	1,777,396
Cornerstone Building Brands, Inc. +, a	Cash 4.50% + SFv	05/17/24	05/15/31	Senior	1,670,250	1,663,940	868,530
Cornerstone OnDemand, Inc. +, a	Cash 6.00% + SF (1.00% Floor)v	09/07/23	10/16/28	Senior	2,910,000	2,865,236	2,805,447
Critical Start, Inc. +, a, e	Cash 6.25% + SF (0.75% Floor)vv + PIK 3.62%	03/27/23	05/17/28	Senior	9,235,418	9,176,795	6,573,678
Critical Start, Inc. +, a, e	Cash 3.13% + SF (0.75% Floor)vv + PIK 3.625%	03/27/23	05/17/28	Senior	1,348,750	707,695	499,140
Critical Start, Inc. +, a, e	Cash 3.125% + SF (0.75% Floor)vv + PIK 4.25%	03/27/23	05/17/28	Senior	5,035,284	4,979,032	3,584,065
Datix Bidco Limited +, a	Cash 5.00% + S>>>	04/25/24	04/30/31	Senior	901,982	883,942	946,598
Dentive Capital, LLC +, a, e	Cash 6.75% + SF (0.75% Floor)vv + PIK 4.25%	12/23/22	12/22/28	Senior	10,441,922	9,590,368	8,968,270
Dentive Capital, LLC +, a, e	Cash 6.75% + SF (0.75% Floor)vv	12/23/22	12/22/28	Senior	808,942	803,892	802,395
Dentive Capital, LLC +, a, e	Cash 6.75% + SF (0.75% Floor)vv+ PIK 4.25%	12/23/22	12/22/28	Senior	4,600,265	4,563,140	4,294,036
Dentive, LLC +, a, e	Cash 3.00% + SFvv + PIK 4.25%	05/03/24	12/23/28	Senior	4,132,871	4,075,864	3,857,755
Dieter’s Metal Fabricating Limited +, a	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	431,659	426,069	420,868
Diligent Corporation +, a, e	Cash 8.42% + SFvv	05/02/24	08/02/30	Senior	3,575,690	2,115,787	2,008,383
Diligent Corporation +, a, e	Cash 5.00% + SFvv	04/30/24	08/04/30	Senior	23,241,619	23,129,220	22,447,921
Dwyer Instruments, Inc. +, a, e	Cash 3.75% + P	03/31/25	07/20/29	Senior	1,382,680	1,159,406	1,169,847

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt**** (continued)
Eagle Broadband Investments, LLC +, a, e	Cash 3.00% + SF (0.75% Floor)vv	04/24/24	11/12/27	Senior	$7,870,570	$7,741,862	$5,637,296
Element Materials Technology +, a, e	Cash 4.25% + SFvv	08/17/22	06/22/29	Senior	5,827,367	5,796,140	5,856,503
Evergreen Services Group LLC +, a	Cash 6.25% + SF (0.75% Floor)vv	06/15/22	06/15/29	Senior	9,531,251	9,455,731	9,429,744
Evergreen Services Group, LLC +, a	Cash 6.25% + SF (0.75% Floor)vv	07/31/23	06/15/29	Senior	4,204,787	4,096,335	4,160,005
Evergreen Services Group, LLC +, a, e	Cash 5.25% + SFvv	02/26/24	06/15/29	Senior	4,154,221	4,127,555	4,109,979
GoTo Group, Inc. +, a	4.75% + SFv	02/05/24	04/30/28	Senior	1	1	—
Gurobi Optimization, LLC +, a, e	Cash 4.50% + SFvv	09/10/24	09/10/31	Senior	8,283,539	7,497,570	7,557,861
Halo Parent Newco, LLC +, a	6.00%	02/22/22	12/31/99	Senior	24,512,390	24,193,670	6,411,068
Heartland Home Services, Inc. +, a	Cash 6.75% + SF (1.00% Floor)vv	11/08/22	12/15/26	Senior	11,610,000	11,534,849	11,502,451
High Bar Brands Operating LLC +, a, e	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	365,383	44,206	37,485
High Bar Brands Operating LLC +, a	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	2,071,964	2,047,611	2,020,164
Ineos Quattro Holdings UK Limited +, a	Cash 4.25% + SF (0.50% Floor)v	03/07/24	04/02/29	Senior	5,470,010	5,280,993	4,805,404
Iris Holdings Inc. +, a	Cash 4.75% + SF (0.50% Floor)vv	06/15/22	06/28/28	Senior	—	45,761	—
KSLB Holdings, LLC +, a	Cash 8.75% + SF (1.00% Floor)vv	01/01/21	01/26/28	Second Lien	3,212,308	3,208,717	2,745,509
Lakeshore Learning Materials, LLC +, a	Cash 3.50% + SFv	06/06/24	09/29/28	Senior	971,959	971,280	904,802
LBM Acquisition, LLC +, a	Cash 3.75% + SFv	08/02/24	06/06/31	Senior	4,637,990	4,601,426	3,878,519
Magenta Buyer LLC +, a	1.50% + SFvv	10/01/24	07/27/28	Senior	1	—	—
Magenta Buyer LLC +, a	Cash 6.25% + E##, PIK 5.5%	10/01/24	07/27/28	Senior	11,604	622,360	1,998
Max US BidCo, Inc. +, a	Cash 5.00% + SF (0.50% Floor)vv	10/11/23	10/03/30	Senior	4,887,500	4,719,231	4,539,266
McAfee Corp. +, a	3.50% + SFvv	05/22/24	03/01/29	Senior	5,237,855	5,109,632	5,013,748
Naked Juice LLC +, a	Cash 3.25% + SFvv	05/23/24	01/24/29	Senior	—	5	—
Nelipak Healthcare Packaging +, a, e	5.50% + SFvv	04/04/24	03/26/31	Senior	659,627	655,235	656,329
Nelipak Holding Company +, a, e	5.50% + SFvv	04/04/24	03/26/31	Senior	792,616	118,294	119,622
Nelipak Holding Company +, a, e	Cash 5.50% + SF (1.00% Floor)vv	04/04/24	03/26/31	Senior	2,717,247	2,686,708	2,703,661
Nelipak Holding Company +, a	5.50% + SFvv	05/04/26	03/26/32	Senior	178,024	175,356	177,134
OceanKey (U.S.) II Corp. +, a	Cash 3.50% + SF (0.05% Floor)vv	01/06/22	12/15/28	Senior	3,969,098	3,780,091	3,824,127
Oscar AcquisitionCo, LLC +, a, e	Cash 4.50% + SF (0.50% Floor)v	02/08/24	04/29/29	Senior	7,321,259	7,367,035	4,793,155
Pascal Midco 2, LLC +, a	Cash 5.75% + SF (0.75% Floor)vv	07/01/22	07/21/27	Senior	13,293,217	13,166,905	13,286,537
PDI TA Holdings, Inc. +, a, e	Cash 5.50% + SF (0.75% Floor)vv+ PIK 2.5%	02/06/24	02/01/31	Senior	8,816,305	8,758,448	8,410,755
PDI TA Holdings, Inc. +, a, e	Cash 5.50% + SF (0.75% Floor)vv	02/01/24	02/03/31	Senior	746,280	741,168	711,951
Peraton Inc. +, a	3.75% + SFvv	04/12/21	02/01/28	Senior	—	—	—
Pre-Paid Legal Services, Inc. +, a, e	Cash 3.75% + SF (0.50% Floor)v	01/18/22	12/15/28	Senior	7,050,258	7,065,482	6,530,936
Pre-Paid Legal Services, Inc. +, a	Cash 7.00% + SFv	01/18/22	12/14/29	Senior	318	318	—

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt**** (continued)
Premier Care Dental Management, LLC +, a, e	Cash 5.00% + SFv	05/31/24	08/05/28	Senior	$9,520,071	$9,480,055	$9,388,870
Pretium PKG Holdings, Inc. +, a	6.75%	05/06/25	10/01/29	Senior	334,831	445,640	445,640
Pretium PKG Holdings, Inc. +, a	5.75%	03/25/26	03/02/31	Senior	1,278,736	1,024,143	1,024,143
Pretium PKG Holdings, Inc. +, a	5.25%	03/02/26	03/01/32	Senior	1,800,000	1,790,262	1,790,262
PT Intermediate Holdings III, LLC +, a, e	Cash 4.75% + SFvv + PIK 1.75%	04/09/24	04/09/30	Senior	27,809,431	27,763,623	27,392,289
PT Intermediate Holdings III, LLC +, a, e	Cash 4.75% + SFvv	04/09/24	04/09/30	Senior	862,811	861,994	849,869
Radwell Parent, LLC +, a, e	Cash 6.75% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	1,120,924	309,111	302,021
Raptor Parent, LLC +, a	Cash 6.52% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	1	1	—
Recorded Books Inc. +, a	Cash 4.00% + SFv	06/17/22	08/29/25	Senior	375	375	—
Redstone Holdco 2 LP +, a	Cash 4.75% + SFvv	05/10/21	04/27/28	Senior	—	1,496	—
Redstone Holdco 2 LP +, a	Cash 7.75% + SFvv	05/03/21	04/16/29	Second Lien	—	17	—
Riverside Assessments, LLC +, a, e	Cash 5.25% + SFvv	03/19/24	03/19/31	Senior	2,655,965	2,950,577	2,963,852
RL Datix Holdings (USA), Inc. +, a	Cash 5.00% + SFvvv	04/25/24	04/30/31	Senior	2,399,040	2,362,473	2,372,023
Rocket Software, Inc. +, a	Cash 4.25% + SFv	12/05/18	11/28/28	Senior	69	68	—
Rough Country, LLC +, a	Cash 3.25% + SF (0.75% Floor)v	08/03/21	07/26/28	Senior	—	2	—
Sabre GLBL Inc. +, a	Cash 3.50% + SFv	08/09/21	12/17/27	Senior	49	49	—
Sandvine Corporation +, a	Cash 1.00% + SFvv; PIK 5.00%	03/03/25	03/01/30	Senior	624,269	594,663	529,068
Sedgwick Claims Management Services, Inc. +, a	Cash 3.75% + SFv	08/09/24	02/24/28	Senior	4,046,672	4,036,080	4,023,666
Senneca Holdings, Inc. +, a	PIK 11.00%	01/01/21	05/11/26	Second Lien	—	—	—
Senneca Holdings, Inc. +, a	PIK 10.00%	05/01/26	11/11/29	Second Lien	2,690,117	2,200,905	2,599,652
Sound Inpatient Physicians, Inc +, a	Cash 3.50% + SFv	07/01/24	06/28/28	Senior	2,041	4,318	6,272
Sound Inpatient Physicians, Inc. +, a	Cash 5.50% + SFvv; PIK 1.00%	06/04/24	06/28/28	Senior	578,929	560,308	589,784
Tank Holding Corp. +, a, e	Cash 5.75% + SF (0.75% Floor)vv	04/11/22	03/31/28	Senior	21,479,705	20,625,160	19,192,341
Tivity Health Inc +, a	Cash 6.00% + SF (0.75% Floor)vv	06/28/22	06/28/29	Senior	20,182,225	20,067,528	20,153,994
Verde Purchaser, LLC +, a	Cash 4.00% + SFvv	05/10/24	11/30/30	Senior	7,078,962	7,075,635	6,711,953
White Cap Supply Holdings, LLC +, a	Cash 3.25% + SFv	06/06/24	10/19/29	Senior	4,531,000	4,526,071	4,533,016
YI Group Midco, LLC +, a, e	Cash 5.75% + SF (1.00% Floor)v	12/01/23	12/01/29	Senior	6,952,058	5,903,716	5,857,673
Total North America (2.45%)							351,096,290
Western Europe (1.19%)
AD Education +, a	PIK 8.50%	06/21/22	03/30/29	Mezzanine	18,669,862	18,578,001	13,171,256
Asgard Investments B.V. +, a	Cash 5.50% + E##	03/15/22	03/15/29	Senior	13,721,320	13,584,381	14,221,729
Biscuit Holding S.A.S +, a, e	Cash 4.00% + E###	06/03/24	02/12/27	Senior	2,000,000	2,123,813	1,925,950
BME Group Holding B.V. +, a	Cash 4.75% + E##	03/22/24	10/30/26	Senior	1,965,517	2,074,846	1,895,552
Constellation BidCo GmbH +, a	Cash 5.25% + E##	10/26/22	06/27/29	Senior	26,760,488	26,471,387	30,222,164
Constellation HoldCo GmbH +, a, e	Cash 5.25% + E##	08/08/24	08/08/31	Senior	1,110,043	1,103,588	1,133,331
DataCo AcquiCo GmbH +, a, e	Cash 6.25% + E##	06/11/25	01/31/31	Senior	276,616	211,779	265,123
DataCo AcquiCo GmbH +, a	Cash 6.00% + E###	01/26/24	01/31/31	Senior	9,473,132	9,310,651	9,764,104
Financiere Astek +, a, e	Cash 6.50% + E##	04/25/24	04/25/31	Senior	2,722,290	2,685,014	2,830,106
Financiere Astek +, a	Cash 6.50% + E##	04/25/24	04/25/31	Senior	6,333,943	6,159,759	6,758,507
Financière Mendel +, a	Cash 3.25% + SFvv	12/06/23	11/12/30	Senior	1	1	—

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt**** (continued)
Grupo Iberica Congelados, SA +, a	Cash 7.75% + E###	06/28/19	11/30/27	Senior	$1	$—	$—
Grupo Iberica Congelados, SA +, a	Cash 7.75% + E##	06/28/19	11/30/27	Senior	1	—	—
Gulfstream Bidco AS +, a	Cash 5.00% + SFvv	04/14/25	01/23/31	Senior	8,914,301	8,770,064	8,811,611
Hunter Holdco 3 Limited +, a, e	Cash 4.25% + SF (0.50% Floor)vv	08/26/21	08/19/28	Senior	10,285,188	10,244,523	9,898,207
Ineos Quattro Holdings UK Limited +, a	Cash 3.75% + SFv	03/17/23	03/01/30	Senior	1,940,000	1,928,441	1,629,600
Nobel Bidco B.V. +, a	Cash 3.50% + E###	06/12/24	09/01/28	Senior	—	235	—
PEARLS (Netherlands) Bidco B.V. +, a	Cash 4.00% + SFvv	03/30/22	03/01/29	Senior	2,414,978	2,407,445	2,203,667
PEARLS (Netherlands) Bidco B.V. +, a	3.50% + E##	06/06/24	02/26/29	Senior	4,000,000	4,361,648	4,311,956
Planet US Buyer LLC +, a	Cash 3.50% + SFvv	02/20/24	02/07/31	Senior	2,842,000	2,836,933	2,857,986
Rainbow UK Holdco Limited +, a	Cash 3.75% + E###	05/31/24	02/26/29	Senior	12,478,373	11,944,026	12,701,966
RC Acquisition II B.V. +, a, e	Cash 6.10% + E##	12/19/23	12/18/30	Senior	947,450	934,423	934,995
RC Acquisition II B.V. +, a	Cash 6.25% + E##	12/19/23	12/18/30	Senior	9,234,378	9,057,496	9,474,339
Sevetys Invest +, a, e	Cash 6.25% + E##, PIK 2.5%	12/16/22	08/03/29	Senior	17,829,649	17,540,062	18,814,977
Skywalker BidCo GmbH +, a	Cash 6.00% + E###	12/20/23	12/20/30	Senior	8,289,306	8,175,020	8,634,246
Veeam Software +, a	Cash 3.25% + SFvv	05/06/25	02/28/27	Senior	2,220,223	2,199,902	2,163,329
Virgin Media Bristol LLC +, a	Cash 3.25% + SFv	06/25/24	01/31/29	Senior	7,000,000	6,980,906	6,707,610
Total Western Europe (1.19%)							171,332,311
Total Direct Debt (3.88%)						$596,183,081	$556,537,109
Total Direct Investments (59.08%)						$6,252,570,692	$8,476,706,958
Secondary Investments *, c (17.41%)

	Acquisition Date	Cost	Fair Value
Asia - Pacific (1.35%)
Affinity Asia Pacific Fund IV (No.2) L.P. +, a, e	09/30/24	$1,103,381	$3,174,993
Archer Capital Fund 5 +, a, e	09/30/24	1	36,126
Bain Capital Asia Fund II, L.P. +, a, e	03/31/25	193,818	466,340
Baring Asia Private Equity Fund IV, L.P. +, a, e	11/24/09	5,345	1
Carlyle Asia Partners IV, L.P. +, a, e	12/31/24	481,886	759,829
Carlyle Asia Partners V, L.P. +, a, e	12/31/24	2,186,341	1,867,898
Crescent Capital Partners IV, LP +, a, e	09/30/24	200,112	93,334
CVC Capital Partners Asia Pacific III, L.P. +, a, e	12/31/24	1,242,005	258,192
CVC Capital Partners Asia Pacific IV, L.P. +, a, e	12/31/24	535,251	878,815
Hony Capital Fund VIII (Cayman), L.P. +, a, e	12/31/24	673,531	1,131,221
KKR Asian Fund III L.P. +, a, e	12/31/24	218,064	308,819
KV Asia Capital Fund I L.P. +, a, e	09/30/24	1	27,883
MBK Partners Colonel Fund, L.P. +, a, e	09/20/21	47,732,595	84,728,125
Navis Asia Fund VII, L.P. +, a, e	03/31/25	8,484,662	13,901,389
North Haven Private Equity Asia III, L.P. +, a, e	03/31/25	1	297,107
Primavera Capital Fund III L.P. +, a, e	12/31/24	1,143,754	1,312,891
The Baring Asia Private Equity Fund VII, L.P. +, a, e	12/31/24	2,860,162	3,552,152
Tiara CG Private Equity Fund 2017, L.P. +, a, e	03/31/25	7,037,359	10,154,847
Tiara CG Private Equity Fund 2019, L.P. +, a, e	03/31/25	9,792,428	15,022,299
Tiara CG Private Equity Fund 2019S, L.P. +, a, e	03/31/25	2,077,961	4,120,283
TPG Asia VII (B), L.P. +, a, e	12/07/18	6,717,379	18,054,105
TRG Growth Partnership (Offshore) II, L.P. +, a, e	08/02/10	1	1
TRG Growth Partnership (Offshore), L.P. +, a, e	08/02/10	46,978	1

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
Asia - Pacific (continued)
Warburg Pincus China L.P. +, a	12/31/24	$1,423,261	$1,687,917
Yunfeng Capital Fund III, L.P. +, a, e	05/18/21	30,625,342	25,340,450
Yunfeng Capital Fund IV, L.P. +, a, e	05/31/21	7,232,088	7,048,812
Total Asia - Pacific (1.35%)			194,223,830
North America (12.01%)
Abry Partners VII, L.P. +, a, e	01/01/26	5,920	42,900
ACP Investment Fund, L.P. +, a	09/30/24	83,355	88,546
APH Extended Value Fund H LP (US) +, a, e	12/13/24	33,162,611	38,717,183
Apollo Investment Fund IX, L.P. +, a, e	01/01/25	667,476	799,263
Apollo Investment Fund VI, L.P. +, a, e	01/01/25	219,534	316,043
Apollo Investment Fund VII, L.P. +, a, e	07/01/10	60,993	1
Apollo Overseas Partners (Delaware) VII, L.P. +, a, e	10/01/09	1	1
Ardian Co-Investment Fund IV +, a, e	12/31/24	1,363,886	2,950,745
Ares Corporate Opportunities Fund V, L.P. +, a, e	01/01/25	1,059,748	1,151,457
Ares PE Extended Value Fund, L.P. +, a, e	11/14/19	24,131,817	35,248,982
Arroyo Investors Fund IV, L.P. +, a, e	02/25/25	5,941,644	6,718,882
ASP SEC Exchange Fund II LP +, a, e	09/30/24	12,065,278	27,742,912
August Capital V Special Opportunities, L.P. +, a, e	10/01/24	71,291	50,758
Avenue Golden Continuation Fund PV, L.P. +, a, e	07/29/22	2	1,153,775
Bain Capital Fund VII, L.P. +, a	12/31/24	29,611	368,806
Bain Capital Fund X, L.P. +, a, e	12/31/24	241,733	1,689,481
Bain Capital Fund XI, L.P. +, a, e	12/31/24	215,209	260,525
Bain Capital Fund XII, L.P. +, a, e	12/31/24	1	835,719
Bain Capital Venture Fund 2009, L.P. +, a, e	09/30/24	1	67,118
Bain Capital Venture Fund 2012, L.P. +, a	09/30/24	1,160,286	1,632,226
BC X Private Investors, L.P. +, a, e	12/31/24	148,594	326,871
BC XI Private Investor, L.P. +, a, e	12/31/24	538,128	647,708
Berkshire Fund VIII, L.P. +, a, e	09/03/21	1	4,326,725
Berkshire Fund VIII, L.P. +, a, e	09/30/24	1	231,502
Berkshire Fund X-A, L.P. +, a, e	09/03/21	21,161,136	27,930,287
Birch Hill Equity Partners (US) IV, LP +, a, e	01/13/25	33,027	78,709
Blackstone Capital Partners IV, L.P. +, a, e	03/31/25	1	1
Blackstone Capital Partners V, L.P. +, a, e	03/31/25	1	13,361
Blackstone Capital Partners V-S, L.P. +, a, e	03/31/25	—	1
Blackstone Capital Partners VIII +, a, e	03/31/25	1,839,481	1,828,068
BSI II Graduate Co-Invest I L.P. +, a, e	05/29/25	36,498,436	56,117,038
Carlyle Partners V, L.P. +, a, e	12/31/24	416,540	149,317
Carlyle Partners VII, L.P. +, a, e	12/31/24	22,674,855	35,771,741
Carlyle Partners VIII, L.P. +, a, e	03/10/23	5,317,606	6,469,974
Carlyle Syniverse Co-Investment, L.P. +, a	12/31/24	105,536	37,772
CCMP Capital Investors III, L.P. +, a, e	12/31/24	7,517	13,444
Centerbridge Seaport Acquisition Fund, L.P. +, a, e	05/12/22	163,612	169,811
Clayton, Dubilier & Rice Fund VIII, L.P. +, a, e	03/29/12	2	2
Clayton, Dubilier & Rice Fund X, L.P. +, a, e	12/31/24	760,594	892,028
Cortec Group Fund V, L.P. +, a, e	09/30/24	1	1
Court Square Capital Partners V +, a, e	12/20/24	1,253,401	1,002,163
DST Opportunities Access Offshore L.P. +, a, e	09/30/20	1	13,611,653
ECP Terra-Gen Growth Fund, L.P. +, a, e	03/23/21	1	21,006
EETF Sidecar, L.P. +, a, e	04/30/21	2	780,400
EnCap Energy Co-Investment Fund I-C, L.P. +, a, e	04/30/21	1	184,287
EnCap Energy Transition Fund I, L.P. +, a, e	04/30/21	1	228,905
Energy Capital Partners Credit Solutions II, L.P. +, a, e	02/03/21	1,251,716	1,936,323

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)
Energy Capital Partners III, L.P. +, a, e	02/01/21	$1	$4,929,729
Fengate Everest Continuation Fund L.P. +, a, d, e	06/17/24	20,966,928	30,759,972
FFL Capital Partners IV +, a, e	12/31/24	371,585	814,635
FFL Parallel Fund CF, L.P. +, a, e	12/31/24	2,983,831	4,745,300
Frazier Healthcare VI, L.P. +, a	06/30/12	1	1
FullBloom +, a	07/17/19	234,811	1
GA Continuity Fund I L.P. (Bermuda) +, a, e	06/30/21	55,450,958	76,646,199
General Atlantic Investment Partners 2021, L.P. +, a, e	07/02/21	8,980,617	11,004,067
General Atlantic Investment Partners 2023, L.P. +, a, e	12/01/22	5,444,904	6,506,595
Genstar Capital Partners IX, L.P. +, a, e	03/31/24	1,590,547	2,337,576
Genstar IX Opportunities Fund I +, a, e	03/31/24	643,864	1,011,809
Gores Capital Partners III, L.P. +, a, e	01/01/25	41,404	142,458
Green Equity Investors Side CF, L.P. +, a, e	04/16/21	19,200,256	47,825,092
Gridiron Energy Feeder I, L.P. +, a, e	05/15/17	1	7,436,051
Gridiron Energy, LLC +, a	10/01/24	1	4,406,464
Gryphon Partners 3.5, L.P. +, a, e	05/21/13	909	1
Gryphon Partners IV L.P. +, a, e	02/08/16	1	15,994,677
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a, e	12/30/10	1	70,512
Icon Partners IV, L.P. +, a, e	05/26/21	33,752,699	40,608,716
Icon Partners V, L.P. +, a, e	12/27/21	79,841,689	86,866,882
Index Ventures Life VI (Jersey), L.P. +, a, e	09/30/24	272,611	1,451,826
Insight Venture Partners Continuation Fund, L.P. +, a, e	09/09/19	10,453,091	44,970,640
Insight Venture Partners X, L.P. (Project Solace) +, a, e	04/01/25	9,154,509	13,283,833
J.C. Flowers III-B L.P. +, a, e	12/31/24	24,084	45,224
J.C. Flowers IV L.P. +, a, e	12/31/24	64,116	516,149
JVP International 2019E, L.P. +, a	12/31/24	1	1
JVP Media V, L.P. +, a	12/31/24	704,405	473,062
JVP VII Opportunity A, L.P. +, a	12/01/25	3,843,824	5,399,154
JVP VII Opportunity, L.P. +, a, e	12/31/24	689,166	1,120,630
KKR Americas Fund XII (EEA) L.P. +, a, e	12/31/24	590,288	1,732,123
KKR Associates Indigo Equity Partners, L.P. +, a	06/09/22	123,483,875	144,960,067
KSL Capital Partners CV I, L.P. +, a, e	05/23/22	36,159,585	69,008,218
Lee Equity Partners II, L.P. +, a, e	06/30/17	59,748	2,508,826
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	1	2,476,286
LEP Captive Co-Invest II, L.P. +, a	07/01/22	13,153,333	25,188,541
LS Power Equity Partners III Feeder 1, L.P. +, a, e	01/01/25	1	2,356,939
Madison Dearborn Capital Partners V, L.P. +, a, e	12/31/24	4	4
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/15/21	4,523,701	8,354,222
Mainsail Partners III, L.P. +, a, e	09/30/24	303,723	192,031
Marlin Equity III, L.P. +, a, e	09/30/24	24,892	28,076
MidOcean Partners III, L.P. +, a, e	06/30/11	1	1
MidOcean Partners V, L.P. +, a, e	12/31/24	1,052,375	1,052,980
Monomoy Capital Partners II, L.P. +, a, e	09/30/15	1	20,137
New Enterprise Associates 14, L.P. +, a, e	10/01/24	3,750,356	8,980,600
New Enterprise Associates 17, L.P. +, a, e	09/30/20	5,763,228	8,164,217
New Mountain Capital V, L.P. +, a, e	12/31/24	233,999	295,160
NewView Capital Fund I, L.P. +, a, e	01/01/25	8,344,742	8,503,008
NGP Natural Resources X, L.P. +, a, e	09/30/24	65,075	244,372
Northgate Growth Fund, L.P. +, a	12/20/19	6,766,473	13,715,547
Northlane Capital Partners II LP +, a, e	12/31/24	327,083	1,630,049
NVP VIII PG, L.P. +, a, e	05/31/19	25,524,054	85,612,476
Oaktree Opportunities Fund Xb, L.P. +, a, e	01/01/25	2,440,395	1,598,552
Onex Partners V LP +, a, e	12/31/24	904,267	1,586,714

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)
Overbay Capital Partners 2024 Fund Aggregator (AIV IV) LP +, a, e	12/31/24	$15,144,342	$18,085,070
Overbay Capital Partners 2024 Fund Offshore LP +, a, e	12/31/24	13,894,222	17,074,164
Performance Direct Investments V, L.P. +, a, e	05/01/25	2,311,203	2,858,884
Performance Venture Capital Reinvestment Fund, L.P. +, a, e	03/12/25	46,823,226	96,553,894
Performance Venture Capital VI, L.P. +, a, e	04/18/25	2,315,226	3,139,486
PlayCore CV, L.P. +, a, e	11/21/24	17,987,804	28,138,861
Providence Equity Partners IV, L.P. +, a, e	01/01/25	—	—
Providence Equity Partners VI -A, L.P. +, a, e	01/01/25	8,420	4,304
Providence Equity Partners VI-A, L.P. +, a, e	06/30/13	2	1,216
Providence Equity Partners VII-A, L.P. +, a, e	06/30/13	1	1
PT2, L.P. +, a, e	12/21/21	9,391,702	13,300,970
Redpoint Omega II, L.P. +, a	09/30/24	729,467	1,924,615
Redpoint Ventures IV, L.P. +, a	09/30/24	532,193	673,487
Revelstoke EPIC Fund I, L.P. +, a, e	11/20/19	46,881,929	82,394,100
Riverstone Global Energy and Power Fund VI, L.P. +, a, e	01/01/25	397,411	192,340
RoundTable Healthcare Partners III, L.P. +, a, e	09/30/24	126,592	685,600
Samson Partners, L.P. +, a, e	12/21/20	23,066,945	30,078,535
SCP Dragon, L.P. +, a	06/16/25	3,941,749	6,661,489
SCP Shield, L.P. +, a	06/16/25	1,926,909	3,068,417
Sigma Partners 6, L.P. +, a	09/30/24	372,764	698,160
Sigma Partners 7, L.P. +, a	09/30/24	204,471	176,941
Sigma Partners 8, L.P. +, a	09/30/24	315,921	684,183
Silver Lake Partners III, L.P. +, a, e	03/31/13	2	14,948
Silver Lake Partners V, L.P. +, a, e	12/31/24	5,878,891	10,773,954
Silver Lake Partners VI, L.P. +, a, e	03/31/24	40,306,482	48,149,076
SL SPV-1, L.P. +, a	12/01/17	116,072	11,297
SL SPV-2, L.P. +, a	06/30/10	38,071	5,083,684
Springcoast Partners I-A, L.P. +, a, e	06/17/25	3,555,160	4,136,350
Sterling Partners – Small Market Growth 2009, L.P. +, a, e	12/01/24	285,021	580,866
STG IV, L.P. +, a, e	09/30/24	137,073	158,291
Summit Partners Growth Equity Fund IX-B, L.P. +, a, e	12/31/24	866,920	956,410
Summit Partners Growth Equity Fund VIII-B, L.P. +, a, e	12/31/24	126,276	143,653
Summit Partners Venture Capital Fund III-B, L.P. +, a, e	12/31/24	1	144,492
Sun Capital Partners V, L.P. +, a, e	09/30/13	14,639,947	—
SV Life Sciences Fund IV CF, L.P. +, a, e	12/31/24	3,388,619	3,875,164
SV Life Sciences Fund IV, L.P. +, a, e	12/31/24	22,386	79,912
TA Atlantic & Pacific VI, L.P. +, a, e	09/30/15	1	58,041
TA Atlantic and Pacific VII-A L.P. +, a, e	09/30/24	515,117	2,230,150
TA Subordinated Debt Fund III, L.P. +, a, e	09/30/24	1	14,135
TA XI, L.P. +, a, e	09/30/15	63,956	579,763
TCV VII (A), L.P. +, a, e	09/30/13	1	1
Thomas H. Lee Parallel (Cayman) Fund VII, L.P. +, a, e	01/01/25	2,790,107	2,332,870
Thomas H. Lee Parallel Fund VII, L.P. +, a, e	01/01/25	984,637	753,995
Thomas H. Lee Parallel Fund VIII, L.P. +, a, e	01/01/25	826,567	1,176,280
TorQuest Partners Fund (U.S.) II, L.P. +, a, e	09/30/15	861,918	242,469
TPG Healthcare Partners, L.P. +, a, e	04/01/24	2,649,257	3,400,271
TPG Partners VI, L.P. +, a, e	12/31/12	3	121,879
TPG Partners VII, L.P. +, a, e	01/01/25	1,895,576	6,323,250
TPG Partners VIII, L.P. +, a, e	04/01/24	12,479,437	15,267,401
Trident VIII, L.P. +, a, e	09/30/22	18,683,585	27,827,369
Trinity Ventures 2024, L.P. +, a, e	12/20/24	39,078,010	36,269,395
Trivest Fund V, L.P. +, a, e	10/01/24	356,877	1,105,194
TSCP CV II, L.P. +, a	09/09/24	4,016,292	6,328,676

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)
TSCP CV II, L.P. +, a, e	09/09/24	$106,898	$71,379
Vector Capital V, L.P. +, a, e	02/26/25	15,510,240	13,671,330
Vector Capital VI, L.P. +, a, e	02/26/25	3,160,010	2,760,376
Vista Equity Partners Fund VII, L.P. +, a, e	04/01/25	8,139,413	8,177,242
Vista Equity Partners Fund VIII, L.P. +, a, e	04/01/25	7,069,563	7,960,053
Vistria Agua CV, L.P. (US) +, a, e	09/30/25	17,193,588	24,456,263
Vistria Fund III, L.P. +, a, e	07/29/19	10,076,545	9,839,968
Vistria Fund IV, L.P. +, a, e	10/01/22	30,749,577	47,652,957
Vistria Fund V, L.P. +, a, e	03/31/23	4,150,108	3,976,915
Warburg Pincus Global Growth, L.P. +, a, e	12/31/24	2,563,386	4,248,693
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	1	49,406
Warburg Pincus Private Equity XI, L.P. +, a	01/01/25	68,826	171,452
Warburg Pincus Private Equity XII, L.P. +, a, e	03/31/25	5,673,898	8,764,176
Warburg Pincus Private Equity XII, L.P. +, a	01/01/26	667,063	1,031,536
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, e	12/31/18	1	30,009,493
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	1,918,401	4,845,466
Total North America (12.01%)			1,722,401,481
Rest of World (0.24%)
Advent Latin American Private Equity Fund V, L.P. +, a, e	10/01/24	394,840	954,388
Advent Latin American Private Equity Fund VI-B L.P. +, a, e	03/31/25	5,147,479	6,672,029
Advent Latin American Private Equity Fund VII-A SCSp +, a, e	03/31/25	16,596,900	19,171,610
Carlyle Global Financial Services Partners III, L.P. +, a, e	12/31/24	2,973,904	2,423,482
Pitango Venture Capital Fund VI L.P. +, a, e	09/30/24	3,730,634	5,244,451
Victoria South American Partners II, L.P. +, a, e	09/30/24	375,550	28,835
Total Rest of World (0.24%)			34,494,795
Western Europe (3.81%)
3i Growth Capital B, L.P. +, a, e	10/01/14	1	1
Abingworth Bioventures III, L.P. +, a, e	09/30/15	1	387
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a, e	06/30/12	1	1
Abingworth Bioventures VI LP +, a, e	10/01/24	163,953	237,476
Advent International GPE IX-A +, a, e	12/31/24	1,772,940	2,011,946
Advent International GPE IX-B +, a, e	12/31/24	927,303	1,034,552
Advent International GPE VI, L.P. +, a	04/30/11	2,178	295,688
Advent International GPE VI, L.P. +, a, e	10/01/24	110,957	120,157
Advent International GPE VII-E, L.P. +, a, e	10/01/24	136,308	294,879
Alchemy Special Opportunities Fund II L.P. +, a, e	09/30/24	146,130	305,330
Aparca8 Capital Estacionamientos, S.C.R., S.A. +, a, d, e	12/15/23	6,917,756	12,398,046
Apax Europe VI - A, L.P. +, a, e	07/01/11	2	28,102
APAX Europe VII - B, L.P. +, a, e	10/01/24	28,576	35,890
Apax Europe VII - B, L.P. +, a, e	04/30/11	332,524	1,837
Apax IX EUR (Feeder) L.P. +, a, e	01/01/25	1,219,060	1,431,091
Apax IX USD (Feeder) L.P. +, a, e	01/01/25	602,342	861,318
Apax VIII - A L.P. +, a, e	01/01/25	408,001	244,806
Apax X USD (Feeder) L.P. +, a, e	01/01/25	2,287,600	2,447,190
Apax X USD L.P. +, a, e	01/01/25	1,674,526	2,065,452
Astorg IQ-EQ Fund SCSp +, a, e	01/13/22	12,749,518	33,789,603
Astorg V FCPR +, a, e	09/30/24	7,566	1
Astorg V FCPR +, a	09/30/15	1	1
August Capital V, L.P. +, a, e	10/01/24	784,435	615,078
Bain Capital Europe Fund III, L.P. +, a, e	03/31/25	1	1

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
Western Europe (continued)
Bain Capital Europe Fund V, SCSp +, a, e	12/31/24	$2,058,956	$2,896,837
BC European Capital IX, L.P. +, a, e	10/01/24	88,207	658,740
BC European Capital X LP +, a, e	12/31/24	893,776	1,441,644
Carlyle Europe Partners II, L.P. +, a, e	12/31/24	60,330	2
Carlyle Europe Partners III, L.P. +, a, e	12/31/24	1,874,274	93,995
Carlyle Europe Partners IV, L.P. +, a, e	12/31/24	8,716,159	6,579,217
Carlyle Europe Partners V, L.P. +, a, e	12/31/24	2,366,423	1,370,768
CCP IX L.P. No.2 +, a	09/30/14	1,997,564	2
CD&R Value Building Partners I, L.P. +, a	12/17/21	36,102,342	76,389,523
Charterhouse Capital Partners IX +, a, e	09/30/24	16,749	23,155
Charterhouse Capital Partners X L.P. +, a, e	12/31/24	2,405,777	4,483,034
Cinven Strategic Fund II +, a, e	06/30/26	—	—
CVC Capital Partners Locron (A) SCSp +, a, e	10/07/25	572,467	614,001
CVC Capital Partners Pachelbel (A) SCSp +, a, e	12/31/24	1,611,955	2,455,597
CVC Capital Partners VI L.P. +, a, e	06/30/26	1,105,007	1,287,202
CVC Capital Partners VII L.P. +, a, e	12/31/24	5,062,202	10,175,018
CVC Capital Partners VIII, L.P. +, a, e	03/31/24	13,101,907	15,751,638
CVC European Equity Partners III L.P. +, a, e	12/31/24	1	149,004
CVC European Equity Partners V, L.P. +, a, e	12/28/12	1	1
Daiwa ICP European Infrastructure 1, L.P. +, a, e	12/22/22	29,415,430	74,177,852
DBAG Fund VI (Guernsey) L.P. +, a, e	09/30/24	326,548	412,500
Elvaston Capital Fund V +, a, e	03/31/25	14,972,115	23,323,991
EPIC I-b Fund SLP +, a, e	11/30/20	9,086,981	25,698,439
EQT IX, L.P. (EUR) +, a, e	03/31/25	25,341,115	33,125,293
ESP Golden Bear Europe Fund +, a, e	12/31/16	1	226,023
Eurazeo Capital IV B SCSp +, a, e	12/31/24	6,440,337	8,623,062
F2i III +, a, e	07/01/24	2,544,011	5,538,503
Fourth Cinven Fund, L.P. +, a, e	04/16/10	83,945	604
G Square Capital I +, a	12/01/24	1,875	1,772
Galileo III FCPR +, a, e	09/30/15	1	29,780
Graphite Capital Partners VII, L.P. +, a, e	09/30/15	1	232,386
HitecVision SpringPoint L.P. +, a, e	09/30/24	—	841
HitecVision V, L.P. +, a, e	09/30/24	98,344	1
HitecVision VI, L.P. +, a, e	09/30/24	281,502	314,942
Index Ventures Growth II (Jersey), L.P. +, a	09/30/24	1,494,223	900,192
Index Ventures VI (Jersey), L.P. +, a, e	09/30/24	8,766,815	11,149,090
Industrial Opportunity Partners II, L.P. +, a, e	09/30/24	61,236	168,372
Investindustrial V L.P. +, a, e	09/30/24	1,157,013	656,953
Italian Private Equity Fund IV, L.P. +, a, e	01/29/16	1	1
KKR European Fund III, L.P. +, a, e	10/01/14	409	2
KKR European Fund III, L.P. (USD) +, a, e	12/31/24	1	1
KKR European Fund IV (EEA) L.P. +, a, e	12/31/24	15,751,795	13,442,353
KKR European Fund V (EUR) SCSp +, a, e	12/31/24	3,477,805	4,092,048
KKR European Fund VI (EUR) +, a, e	06/30/26	967,898	1,105,442
L Capital 3 FPCI +, a, e	12/02/24	223,720	163,309
Living Bridge 5 L.P. +, a, e	10/01/24	313,338	804,222
Montagu III, L.P. +, a, e	12/09/09	72,602	1
Montagu V L.P. +, a, e	12/31/24	2,426,506	3,234,669
Montagu+ SCSp +, a, e	12/06/21	20,607	14,190,585
Nordic Capital X, L.P. +, a, e	06/30/26	1,047,749	1,181,039
Oaktree European Principal Fund IV Feeder (Cayman), L.P. +, a, e	01/01/25	893,496	1,124,054
PAI Europe VI, L.P. +, a, e	12/31/24	1,654,434	1,936,715
PAI Europe VII-1 +, a, e	12/31/24	268,822	389,438

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
Western Europe (continued)
Permira Europe III, L.P. +, a, e	01/01/25	$30,535	$53,364
Permira Europe III, L.P. +, a	09/30/13	352,692	2,242
Permira VI L.P. 1 +, a, e	01/01/25	1,771,583	1,680,208
Permira VII L.P. +, a, e	09/29/22	31,214,606	40,318,596
Permira VIII SCSp +, a, e	03/30/25	16,764,389	19,091,804
Prime Ventures IV C.V. +, a, e	09/30/24	815,255	1,908,468
PSC III G, LP +, a, e	12/31/24	3,883,228	4,099,240
Rivean Special Opportunity Fund I Coöperatief U.A. +, a, e	11/29/22	23,508,557	11,401,356
Riverside Europe Fund IV, L.P. +, a, e	09/30/14	103,961	1
Sixth Cinven Fund (No.2) Limited Partnership +, a, e	12/31/24	1,573	1,493,370
STG Alternative Investments S.C.A. SICAV-RAIF +, a, e	09/17/21	16,954,516	34,936,611
Summit Partners Europe Private Equity Fund, L.P. +, a, e	03/31/25	1	1
TDR Capital III 'B' L.P. +, a, e	10/01/24	1,677,975	1,940,973
The Seventh Cinven Fund, L.P. +, a, e	12/31/24	7,345,529	10,346,852
Trilantic Capital Partners V (Europe) S.C.A., SICAR +, a, e	11/20/20	2,171,494	3,383,192
Trilantic Europe VI SCSp +, a, e	12/10/20	5,108,800	4,715,449
Turkish Private Equity Fund III L.P. +, a, e	09/30/24	1,029,596	2,101,849
WPEF V Feeder LP +, a, e	01/01/25	29,394	122,721
Total Western Europe (3.81%)			546,428,983
Total Secondary Investments (17.41%)		$1,618,308,035	$2,497,549,089
Primary Investments *, c (16.18%)
Asia - Pacific (1.00%)
Bain Capital Asia V, L.P. +, a, e	09/01/23	540,920	712,277
Baring Asia Private Equity Fund IX, L.P. +, a, e	03/26/25	—	—
Baring Asia Private Equity Fund V, L.P. +, a, e	12/01/10	1	19,302
BGH Capital Fund I +, a, e	03/01/18	11,284,775	18,610,555
BGH Capital VCLP II +, a, e	02/01/22	1,575,044	1,082,814
CPEChina Fund III, L.P. +, a, e	03/28/18	15,557,998	27,404,262
CVC Capital Partners Asia VI L.P. +, a, e	12/23/22	1,714,666	1,554,513
Hony Capital Fund VIII, L.P. +, a, e	10/30/15	6,849,326	9,507,659
Hony Capital Partners V, L.P. +, a, e	12/15/11	4,634,657	2,099,198
J-STAR No.4-C, L.P. +, a, e	08/02/19	1,350,531	12,569,299
J-STAR No.5-B, L.P. +, a, e	02/28/22	4,266,427	4,900,868
Kedaara Capital Growth Fund IV +, a, e	04/03/24	774,978	788,167
Kedaara Capital III Limited +, a, e	06/17/21	6,777,498	7,818,887
KKR Asian Fund IV SCSp +, a, e	05/29/20	3,866,011	6,364,580
Primavera Capital Fund III L.P. +, a, e	05/09/18	7,807,704	11,034,550
Primavera Capital Fund IV, L.P. +, a, e	05/20/21	7,425,995	8,578,933
Southern Capital Fund IV L.P. +, a, e	01/26/18	5,564,212	6,492,311
The Baring Asia Private Equity Fund VII, L.P. +, a, e	07/10/18	—	5,972,908
Tiara CG Private Equity Fund 2024, L.P. +, a, e	11/29/24	308,910	240,187
TPG ASIA VIII (B), L.P. +, a, e	07/01/22	9,677,962	11,454,313
Trustbridge Partners VI, L.P. +, a, e	04/12/18	7,308,305	7,183,976
Total Asia - Pacific (1.00%)			144,389,559
North America (9.46%)
Advent Global Technology, L.P. +, a, e	06/25/19	1,682,413	2,549,414
AEA Investors Fund VII L.P. +, a, e	02/08/19	3,470,246	3,655,967
American Industrial Partners Capital Fund VII, L.P. +, a, e	03/29/19	10,867,422	32,156,615
American Industrial Partners Capital Fund VIII, L.P. +, a, e	07/10/23	631,427	819,425
Apollo Investment Fund IX, L.P +, a, e	06/01/17	10,663,696	28,052,804
Apollo Investment Fund VIII, L.P. +, a, e	06/28/13	1	1,498,138

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
Ares Corporate Opportunities Fund IV, L.P. +, a, e	04/19/12	$1	$976,004
Ares Corporate Opportunities Fund V, L.P. +, a, e	12/28/15	3,451,740	5,806,641
Ares Corporate Opportunities Fund VI, L.P. +, a, e	06/02/20	1,848,811	3,224,337
Bain Capital Fund XII, L.P. +, a, e	06/30/17	1	12,292,057
Bain Capital Fund XIII, L.P. +, a, e	08/07/20	16,896,283	20,724,829
Bain Capital Fund XIV, L.P. +, a, e	04/01/25	550,000	628,997
Barings Transportation Fund, L.P. +, a, e	09/23/21	2,433,919	7,023,576
Berkshire Fund IX, L.P. +, a, e	03/18/16	4,450,947	14,392,569
Berkshire Fund XI-TE, L.P. +, a, e	01/19/24	6,104,219	5,949,868
Caltius Partners V-A, L.P. +, a, e	12/02/14	480,360	5,550,937
Carlyle Partners VII, L.P. +, a, e	11/29/17	16,869,955	40,172,458
Carlyle Partners VIII, L.P. +, a, e	09/10/21	6,291,300	7,654,675
Centerbridge Seaport Acquisition Fund, L.P. +, a	04/27/22	988,701	1,333,018
Clayton, Dubilier & Rice Fund IX, L.P. +, a, e	07/31/13	1	4,646,346
Clayton, Dubilier & Rice Fund X, L.P. +, a, e	12/13/16	90,010	15,819,291
Clayton, Dubilier & Rice Fund XI, L.P. +, a, e	05/15/20	17,378,069	23,163,158
Clayton, Dubilier & Rice Fund XII, L.P. +, a, e	09/02/22	10,789,201	15,107,168
Clearlake Capital Partners V, L.P. +, a, e	12/15/17	1	19,958,205
Clearlake Capital Partners VI, L.P. +, a, e	12/10/19	13,451,304	19,179,784
Clearlake Capital Partners VII, L.P. +, a, e	09/23/21	12,825,681	13,045,962
Clearlake Capital Partners VIII, L.P. +, a, e	04/05/24	6,366,362	6,033,024
Crescent Mezzanine Partners VI, L.P. +, a, e	03/30/12	1	99,585
Cressey & Company Fund VII-A L.P. +, a, e	06/30/22	3,599,707	3,329,697
ECP V, LP +, a, e	08/19/22	2,367,173	6,877,302
Frazier Healthcare Growth Buyout Fund X, L.P. +, a, e	03/10/21	10,145,436	13,459,858
Frazier Healthcare Growth Buyout Fund XI, L.P. +, a, e	09/20/24	177,000	—
Genstar AMBA CV, L.P. +, a	04/01/23	379,640	628,207
Genstar Capital Partners IX, L.P. +, a, e	02/21/19	21,689	20,742,134
Genstar Capital Partners VII, L.P. +, a, e	06/26/15	1	4,492,849
Genstar Capital Partners VIII, L.P. +, a, e	03/23/17	1	26,575,816
Genstar Capital Partners X, L.P. +, a, e	04/01/21	9,907,916	11,293,053
Genstar Capital Partners XI, L.P. +, a, e	04/26/23	965,433	1,139,026
Genstar X Opportunities Fund, L.P. +, a, e	08/13/21	2,018,102	2,891,555
Genstar XI Opportunities Fund, L.P. +, a, e	04/26/23	992,738	1,235,638
GI Data Infrastructure Fund II LP +, a, d, e	01/27/23	3,255,496	3,816,669
GoldPoint Mezzanine Partners IV, L.P. +, a, e	12/30/15	1	4,389,180
Green Equity Investors IX, L.P. +, a, e	03/01/22	11,166,439	13,227,083
Green Equity Investors Side VIII, L.P. +, a, e	10/18/19	17,548,642	33,702,167
Gryphon Heritage Partners, L.P. +, a, e	12/17/20	2,605,805	8,388,012
Gryphon Partners V, L.P. +, a, e	02/23/18	785,902	7,574,898
Gryphon Partners VI, L.P. +, a, e	12/17/20	8,729,452	11,247,114
Harvest Partners IX, L.P. +, a, e	09/24/21	7,732,225	8,477,689
Harvest Partners VII, L.P. +, a, e	12/14/15	881,952	9,269,669
Harvest Partners VIII, L.P. +, a, e	12/19/18	8,966,197	19,240,096
Hellman & Friedman Capital Partners VII, L.P. +, a, e	06/30/14	1	1
Hellman & Friedman Capital Partners X, L.P. +, a, e	05/10/21	11,671,406	14,747,054
Hellman & Friedman Capital Partners XI, LP +, a, e	03/31/23	7,690	—
HGGC Fund IV, L.P. +, a, e	04/08/22	1,115,371	2,705,947
Icon Partners IV, L.P. +, a, e	09/01/21	5,754,300	6,925,213
Icon Partners V, L.P. +, a, e	12/27/21	7,845,849	8,538,645
Insight Partners XII (Co-Investors), L.P. +, a, e	06/07/21	1,706,762	2,114,394
Insight Partners XIII, L.P. +, a, e	06/28/24	5,434,121	6,214,966
Insight Venture Partners X, L.P. +, a, e	07/06/18	1	11,347,235

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
Insight Venture Partners XI, L.P. +, a, e	12/17/19	$2,427,684	$5,949,410
Insight Ventures Partners XII, L.P. +, a, e	06/07/21	6,884,577	7,521,966
Jade Equity Investors II, L.P. +, a, e	03/01/22	875,340	1,083,590
K6 Private Investors, L.P. +, a, e	06/28/24	338,746	186,626
Khosla Ventures IX, L.P. +, a, e	07/03/25	1,078,000	1,060,191
Khosla Ventures Opportunity III, L.P. +, a, e	07/03/25	784,000	782,822
Khosla Ventures Seed G, L.P. +, a, e	07/03/25	365,750	369,550
Khosla Ventures VIII, L.P. +, a, e	01/06/23	1,568,861	2,634,620
KKR Americas Fund XII L.P. +, a, e	01/31/18	1	22,057,928
KKR Associates Indigo Equity Partners, L.P. +, a	10/01/22	1,793,195	2,143,284
KKR North America Fund XI, L.P. +, a, e	02/01/12	1	1,661,762
KKR North America Fund XIII, SCSP +, a, e	04/06/21	9,647,294	12,116,644
KKR North America Fund XIV +, a, e	12/19/24	1,089,105	1,099,443
Kleiner Perkins Caufield & Byers XIX LLC +, a, e	03/05/20	8,122,500	13,907,734
Kleiner Perkins Select Fund III, LLC +, a, e	06/28/24	5,476,250	8,443,572
KLEINER PERKINS XXI, LLC +, a, e	06/28/24	4,680,000	6,610,542
Kohlberg TE Investors IX, L.P. +, a, e	12/20/19	8,815,362	20,060,387
Kohlberg TE Investors VIII, L.P. +, a, e	08/04/16	1,218,033	20,738,994
Kohlberg TE Investors X, L.P. +, a, e	10/06/23	421,474	492,611
Lee Equity Partners IV, L.P. +, a, e	06/28/24	12,052,192	12,462,280
Leeds Equity Partners VI, L.P. +, a, e	11/25/16	1,025,251	17,197,638
Lerer Hippeau Select Fund III, L.P. +, a, e	12/20/19	4,246,898	5,763,062
Lerer Hippeau VII, L.P. +, a, e	12/20/19	4,050,000	3,035,560
Lux Total Opportunities, L.P. +, a, e	05/28/21	3,638,250	5,584,703
Lux Ventures VII, L.P. +, a, e	05/28/21	1,093,750	2,806,906
Lux Ventures VIII, L.P. +, a, e	04/03/23	3,470,018	7,279,136
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/20/20	4,269,425	7,918,698
Mayfield Select III, L.P. +, a, e	05/01/23	412,500	472,604
Mayfield XVII, L.P. +, a, e	05/01/23	435,001	623,783
Nautic Partners IX-A, L.P. +, a, e	03/12/19	1	7,100,736
Nautic Partners VII-A, L.P. +, a, e	06/27/14	357,845	2,754,553
Nautic Partners X-A, L.P. +, a, e	07/19/21	9,755,263	13,909,513
Nautic Partners XI-A, L.P. +, a, e	06/21/24	9,446,494	9,953,988
NEA 18 Venture Growth Equity, L.P. +, a, e	12/22/21	2,966,957	4,297,652
New Enterprise Associates 14, L.P. +, a, e	05/04/12	1	11,092,239
New Enterprise Associates 17, L.P. +, a, e	06/06/19	7,348,782	11,058,344
New Enterprise Associates 18, L.P. +, a, e	12/22/21	1,824,378	4,777,477
New Mountain Capital V, L.P. +, a, e	06/29/17	94,627	10,566,603
New Mountain Partners VI, L.P. +, a, e	10/16/20	10,871,295	20,472,888
New Mountain Partners VII, L.P. +, a, e	04/06/23	2,951,087	3,380,007
NexPhase Capital Fund III-A, L.P. +, a, e	09/01/16	1	7,816,215
NexPhase Capital Fund V, L.P. +, a, e	08/04/23	598,509	553,823
Novacap International Technologies VII L.P. +, a, e	05/30/25	30,800	30,800
Oak Hill Capital Partners IV, L.P. +, a, e	04/28/17	1	92,527
Oak Hill Capital Partners V, L.P. +, a, e	12/21/18	17,810,607	35,575,476
Oak Hill Capital Partners VI, L.P. +, a, e	02/25/22	4,100,046	5,233,939
Pamlico Capital V, L.P. +, a, e	02/03/20	4,709,377	5,240,849
Pamlico Capital VI, L.P. +, a, e	12/17/24	157,888	157,888
PennantPark Credit Opportunities Fund II, L.P. +, a, e	08/03/12	1	735,685
Revelstoke Capital Partners Fund III, L.P +, a, e	02/23/22	6,289,007	8,256,548
Silver Lake Partners IV, L.P. +, a, e	07/30/12	1	13,776,771
Silver Lake Partners V, L.P. +, a, e	03/31/17	13,107,542	46,691,700
Silver Lake Partners VI, L.P. +, a, e	06/04/20	5,868,567	8,257,157

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
Silver Lake Partners VII, L.P. +, a, e	05/26/22	$8,520,546	$10,699,991
Spark Capital Growth Fund IV, L.P. +, a, e	10/14/21	6,474,750	18,434,034
Spark Capital Growth Fund V, L.P. +, a, e	02/29/24	1,740,000	2,449,433
Spark Capital VII, L.P. +, a, e	10/14/21	2,343,716	4,563,583
Spark Capital VIII, L.P. +, a, e	02/29/24	730,000	902,691
Sumeru Equity Partners Fund, L.P. +, a, e	04/27/15	26,684	3,067,158
Summit Partners Growth Equity Fund XI, L.P. +, a, e	10/01/21	3,085,853	3,480,184
Summit Partners Growth Equity Fund XII, L.P. +, a, e	01/10/24	—	—
TA Select Opportunities Fund II-B, L.P. +, a, e	05/27/21	2,660,625	2,609,389
TA XIII-B, L.P. +, a, e	05/02/19	3,187,500	16,727,531
TA XIV-B, L.P. +, a, e	05/27/21	8,538,750	10,575,250
TCV X, L.P. +, a, e	08/31/18	1,884,770	16,797,452
TCV XI (A), L.P. +, a, e	10/02/20	8,570,455	9,698,250
Thompson Street Capital Partners IV, L.P. +, a, e	12/10/15	29,057	4,262,153
Thompson Street Capital Partners V, L.P. +, a, e	05/04/18	1	4,827,362
Thompson Street Capital Partners VI, L.P. +, a, e	06/11/21	14,764,788	16,231,832
TPG Partners IX, L.P. +, a, e	12/23/22	1,557,543	1,799,422
TPG Partners VII, L.P. +, a, e	03/01/16	1	2,657,274
TPG Partners VIII, L.P. +, a, e	01/31/19	6,655,070	11,290,832
Trident IX, L.P. +, a, e	11/19/21	16,685,995	21,370,475
Trident VII, L.P. +, a, e	09/22/16	1	32,791,436
Trident VIII, L.P. +, a, e	04/05/19	10,962,134	22,479,950
Trident X, L.P. +, a, e	05/23/24	1,168,211	882,448
Vista Equity Partners Fund VII, L.P. +, a, e	08/31/18	18,021,079	19,910,986
Vista Equity Partners Fund VIII, L.P. +, a, e	04/28/22	19,997,434	23,571,916
Vistria Fund II, L.P. +, a, e	12/19/17	1	3,576,956
Vistria Fund III, L.P. +, a, e	06/19/19	10,076,545	9,839,968
Vistria Fund IV, L.P. +, a, e	03/31/21	10,864,510	17,109,234
Vistria Fund V, L.P. +, a, e	10/31/23	485,896	602,380
Warburg Pincus Global Growth 14, L.P. +, a, e	01/31/22	7,584,175	10,436,803
Warburg Pincus Global Growth, L.P. +, a, e	11/20/18	3,695,915	10,712,790
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	1	7,616,224
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	6,906,242	17,443,676
Welsh, Carson, Anderson & Stowe XIV, L.P. +, a, e	01/19/22	3,324,780	3,710,853
West Street Offshore Infrastructure Partners IV +, a, e	11/02/22	8,818,816	10,947,775
Windjammer Senior Equity Fund IV, L.P. +, a, e	02/06/13	1	3,199,186
Total North America (9.46%)			1,357,232,320
Rest of World (0.45%)
Advent Latin American Private Equity Fund VI-H L.P. +, a, e	10/17/14	1	4,547,786
Patria - Brazilian Private Equity Fund IV, L.P. +, a, e	06/30/11	4,737,450	2,564,827
Polish Enterprise Fund VIII, L.P. +, a, e	09/15/17	38,916,723	57,411,612
Total Rest of World (0.45%)			64,524,225
Western Europe (5.27%)
Adagia Capital Europe S.L.P. +, a, e	06/01/21	6,994,216	9,018,182
Advent International GPE IX-C, L.P. +, a, e	05/31/19	12,402,930	22,816,604
Advent International GPE VII-B, L.P. +, a, e	07/01/12	1	806,062
Advent International GPE VIII-C, L.P +, a, e	03/22/16	1	4,376,581
Advent International GPE X (USD) +, a, e	05/31/22	12,640,115	16,114,731
Advent International GPE XI-C SCSp +, a, e	06/20/25	—	—
Apax X USD L.P. +, a, e	07/16/19	14,039,450	20,831,595
APAX XI USD L.P. +, a, e	06/30/22	14,167,558	15,333,520

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
Western Europe (continued)
Astorg Mid-Cap +, a, e	02/22/21	$6,350,049	$6,600,805
Astorg VI, FCPI +, a, e	06/30/16	1	3,906,126
Astorg VIII S.à.r.l. +, a, e	12/17/21	11,204,503	13,854,402
Axcel VI K/S +, a, e	02/21/20	11,976,474	25,718,772
Axcel VII K/S +, a, e	05/17/23	961,595	1,230,317
Bain Capital Europe Fund IV, L.P. +, a, e	09/01/14	1	1,532,541
Bain Capital Europe Fund VI, SCSp +, a, e	06/30/22	3,243,242	4,284,192
BC Partners XI, L.P. +, a, e	12/18/20	25,034,182	31,677,364
Bregal Unternehmerkapital IV-A SCSP +, a, e	05/23/24	4,689,123	4,211,306
CapVest Equity Partners III B, L.P. +, a, e	08/30/13	1	1
Capvis Equity V L.P. +, a, e	01/17/18	13,548,944	24,759,281
Carlyle Europe Partners IV, L.P. +, a, e	08/27/13	1	1
Carlyle Europe Partners V, L.P. +, a, e	04/23/18	7,714,404	5,889,613
CD&R Value Building Partners I, L.P. +, a	12/17/21	4,486,152	9,501,763
Charterhouse Capital Partners XI +, a, e	11/26/21	5,707,386	7,686,921
CVC Capital Partners IX L.P. +, a, e	05/12/23	290,874	314,250
CVC Capital Partners VI (A) L.P. +, a, e	07/05/13	1	4,233,806
CVC Capital Partners VIII, L.P. +, a, e	06/19/20	1,878,629	2,466,591
DPE Deutschland IV +, a, e	08/24/20	3,392,306	4,720,900
Egeria Private Equity Fund VI Coöperatief U.A. +, a, e	04/14/25	3,980,626	4,150,279
EPIC Fund III, SLP +, a, e	06/25/24	4,866,239	5,348,786
EQT IX, L.P. (USD) +, a, e	05/15/20	14,261,694	22,073,694
EQT Mid-Market (No.1) Feeder L.P. +, a, e	07/01/16	1	7,918,125
EQT X, L.P. (USD) +, a, e	04/28/22	17,463,788	18,928,563
EQT XI, L.P. (USD) +, a, e	12/19/25	—	—
Exponent Private Equity Partners V, L.P. +, a, e	06/28/24	6,750,908	6,859,661
Gilde Buy-Out Fund VI +, a, e	06/28/19	21,329,073	23,440,167
Graphite Capital Partners IX L.P. +, a, e	04/11/18	7,082,541	11,297,104
Hg Genesis 10 L.P. +, a, e	04/14/22	6,946,675	7,562,263
Hg Genesis 11 L.P. +, a, e	09/18/25	—	—
Hg Mercury 4 L.P. +, a, e	01/12/23	2,089,717	3,119,220
Hg Mercury 5 L.P. +, a, e	09/18/25	—	—
Hg Saturn 3 L.P. +, a, e	02/25/22	12,265,609	14,056,938
Hg Saturn 4 L.P. +, a, e	03/01/25	249,944	242,432
Hg Saturn I L.P. +, a, e	06/28/18	1	13,650,932
HgCapital 8 L.P. +, a, e	12/19/16	1	12,998,723
HgCapital Mercury 2 +, a, e	02/15/17	1	12,126,213
Impilo Healthcare AB +, a, e	02/28/25	381,154	132,550
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	1	30,161,311
KKR European Fund V (EUR) SCSp +, a, e	11/05/18	15,851,122	27,859,114
KKR European Fund VI (USD) +, a, e	11/01/21	20,456,699	21,887,351
Livingbridge 7 L.P. +, a, e	09/04/20	14,495,705	14,250,539
MCH Iberian Capital Fund V FCR +, a, e	12/10/21	8,190,534	18,804,575
Nordic Capital Evo GP, SCSp +, a, e	06/30/21	6,900,441	8,499,069
Nordic Capital Evolution II +, a, e	12/14/24	—	—
Nordic Capital IX, L.P. +, a, e	07/18/17	8,201,986	31,388,891
Nordic Capital X, L.P. +, a, e	09/30/20	16,365,668	25,104,690
Nordic Capital XI, L.P. +, a, e	05/01/22	24,138,890	30,781,129
Nordic Capital XII, L.P. +, a, e	05/08/25	—	—
Oakley Capital Fund V, SCSp +, a, e	04/28/22	5,646,414	6,471,385
Oakley Capital Private Equity Fund VI +, a, e	03/21/25	926,775	698,616
PAI Europe VI-1, L.P. +, a, e	03/12/15	1	2,933,487
PAI Partners VIII-1 SCSp +, a, e	05/12/22	12,931,896	15,869,798

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
Western Europe (continued)
Permira IX SCSp +, a, e	12/19/25	$—	$—
Permira VII L.P. +, a, e	06/21/19	19,475,940	27,154,526
Permira VIII SCSp +, a, e	02/10/22	18,063,707	21,218,414
ProA Capital Iberian Buyout Fund IV, F.C.R. +, a, e	05/30/24	4,503,142	3,887,935
Rivean Capital Fund VII Cooperatief U.A. +, a, e	05/31/24	10,815,156	10,734,432
Sixth Cinven Fund (No.3) L.P. +, a, e	05/01/16	1	2,093,623
The Eighth Cinven Fund, L.P. +, a, e	07/05/22	7,150,500	7,348,198
The Paragon Partners Fund IV GmbH & Co. KG +, a, e	04/29/22	3,396,202	3,231,859
The Seventh Cinven Fund, L.P. +, a	04/16/19	728,130	832,219
The Seventh Cinven Fund, L.P. +, a, e	04/16/19	21,602,093	32,587,903
Vitruvian Investment Partnership V +, a, e	10/07/22	5,408,371	6,059,519
Total Western Europe (5.27%)			755,650,460
Total Primary Investments (16.18%)		$1,276,874,479	$2,321,796,564

Total Private Equity Investments (Cost $9,147,753,206)(92.67%)			$13,296,052,611

Total Investments (Cost $10,721,147,598)(103.58%)			14,862,657,712

	Interest Rate	Units	Cost	Fair Value
Cash Equivalents
BlackRock Liquidity Funds - Treasury Trust Fund	3.54%[g]	306,681,094	306,681,094	$306,681,094
Total Cash Equivalents (2.14%)				306,681,094

Total Investments and Cash Equivalents (Cost $11,027,828,692)(105.72%)				$15,169,338,806

Other Liabilities in Excess of Assets ((5.72)%)				(820,797,253)

Net Assets (100.00%)[h]				$14,348,541,553

*	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are single or portfolios of assets acquired on the secondary market. Not with standing the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

***	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "Securities Act"). These securities may be sold in certain transactions in reliance on an exemption from registration (normally to "qualified institutional buyers" in accordance with Rule 144(a)(1) under the Securities Act). At June 30, 2026, the aggregate value of these securities is $182,332,133 or 1.27% of the Fund's net assets.

****	Certain of the Fund’s investments consist of broadly syndicated loans (“BSLs”). BSLs are often structured with floating rate interest terms and, based on the facts and circumstances of the relevant investment, may be presented in the consolidated financial statements under either Direct Investments or Floating Rate Notes.

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

#	As of June 30, 2026, 1 month EURIBOR was 2.20%.

##	As of June 30, 2026, 3 month EURIBOR was 2.32%.

###	As of June 30, 2026, 6 month EURIBOR was 2.57%.

####	As of June 30, 2026, 12 month EURIBOR was 2.73%.

+	The fair value of the investment was determined using significant unobservable inputs.

†	As of June 30, 2026, 1 month Bank Bill Swap Rate was 4.31%.

††	As of June 30, 2026, 3 month Bank Bill Swap Rate was 4.46%.

>	As of June 30, 2026, 1 month Sterling Overnight Interbank Average Rate was 3.73%.

>>	As of June 30, 2026, 3 month Sterling Overnight Interbank Average Rate was 3.73%.

>>>	As of June 30, 2026, 6 month Sterling Overnight Interbank Average Rate was 3.73%.

v	As of June 30, 2026, 1 month Secured Overnight Financing Rate was 3.66%.

vv	As of June 30, 2026, 3 month Secured Overnight Financing Rate was 3.73%.

vvv	As of June 30, 2026, 6 month Secured Overnight Financing Rate was 3.85%.

vvvv	As of June 30, 2026, 12 month Secured Overnight Financing Rate was 3.99%.

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of June 30, 2026 was $13,296,052,611, or 92.67% of net assets. Total aggregated cost of restricted securities as of June 30, 2026 was $9,147,753,206.

b	Represents an affiliated issuer.

c	Investment does not issue shares.

d	Non-income producing.

e	Investment has been committed to but has not been fully funded by the Fund.

f	Security or a portion thereof is unsettled at June 30, 2026.

g	The rate shown is the annualized seven-day yield as of June 30, 2026.

h	Net Assets include $758,028,859 of Repurchase amounts payable for tender offers.

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

A summary of outstanding financial instruments at June 30, 2026 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased		Currency Sold		Value	Unrealized Appreciation (Depreciation)
September 9, 2026	BNY Mellon		$33,308,000		£25,000,000	$33,242,718	$65,282
September 9, 2026	BNY Mellon		$22,636,350		£17,000,000	$22,605,048	$31,302
September 9, 2026	BNY Mellon		$24,924,948	PLN	90,000,000	$24,124,405	$800,543
September 9, 2026	BNY Mellon		$90,461,483	Fr.	70,000,000	$89,066,333	$1,395,150
September 9, 2026	BNY Mellon		£42,000,000		$55,847,400	$55,847,766	$366
September 9, 2026	BNY Mellon		€80,000,000		$92,832,000	$92,885,451	$53,451
September 9, 2026	BNY Mellon	PLN	14,442,000		$3,867,679	$3,871,163	$3,484
September 9, 2026	BNY Mellon	PLN	14,128,000		$3,785,022	$3,786,995	$1,973
September 9, 2026	BNY Mellon	PLN	61,430,000		$16,468,675	$16,466,247	$(2,428)
September 9, 2026	BNY Mellon	Fr.	16,922,000		$21,528,824	$21,531,150	$2,326
September 9, 2026	BNY Mellon	Fr.	26,539,000		$33,759,778	$33,767,592	$7,814
September 9, 2026	BNY Mellon	Fr.	26,539,000		$33,772,451	$33,767,592	$(4,859)
September 9, 2026	Goldman Sachs International		$75,762,351		€63,000,000	$73,147,292	$2,615,059
September 9, 2026	ING Barings (U.S.) Capital Markets		$93,260,776		€80,000,000	$92,885,451	$375,325
September 9, 2026	ING Barings (U.S.) Capital Markets		€80,000,000		$92,833,064	$92,885,451	$52,387
September 9, 2026	Macquarie Bank Limited		$100,480,200		€85,000,000	$98,690,791	$1,789,409
September 9, 2026	Macquarie Bank Limited		€80,000,000		$92,806,400	$92,885,451	$79,051
September 9, 2026	Morgan Stanley & Co International PLC		$56,412,230		€47,500,000	$55,150,736	$1,261,494
September 9, 2026	Morgan Stanley & Co International PLC		$56,426,532		€47,500,000	$55,150,736	$1,275,796
September 9, 2026	Morgan Stanley & Co International PLC		€80,000,000		$93,165,368	$92,885,451	$(279,917)
September 9, 2026	Nomura International PLC		$62,872,767		€55,700,000	$64,671,495	$(1,798,728)
September 9, 2026	Nomura International PLC		$17,735,505		€15,700,000	$18,228,770	$(493,265)
September 9, 2026	Nomura International PLC		$16,950,450		€15,000,000	$17,416,022	$(465,572)
September 9, 2026	Nomura International PLC		$35,706,000		€30,000,000	$34,832,044	$873,956
September 9, 2026	Nomura International PLC		€80,000,000		$92,808,000	$92,885,451	$77,451
September 9, 2026	Nomura International PLC		€39,400,000		$45,707,940	$45,746,084	$38,144
December 2, 2026	BNY Mellon		$46,565,121		£35,000,000	$46,121,960	$443,161
December 2, 2026	BNY Mellon		$9,314,375		£7,000,000	$9,224,392	$89,983
December 2, 2026	BNY Mellon		$91,131,594	Fr.	70,000,000	$89,793,201	$1,338,393
December 2, 2026	BNY Mellon		$27,674,000	PLN	100,000,000	$26,471,007	$1,202,993
December 2, 2026	BNY Mellon		$3,860,442	PLN	14,442,000	$3,822,943	$37,499
December 2, 2026	BNY Mellon	Fr.	70,000,000		$89,781,574	$89,793,201	$11,627
December 2, 2026	BNY Mellon	PLN	69,220,000		$18,317,359	$18,323,231	$5,872
December 2, 2026	BNY Mellon	PLN	8,745,000		$2,314,449	$2,314,890	$441
December 2, 2026	BNY Mellon		£42,000,000		$55,341,720	$55,346,351	$4,631
December 2, 2026	Barclays Bank PLC		€80,000,000		$91,459,744	$92,858,721	$1,398,977
December 2, 2026	Barclays Bank PLC		€80,000,000		$91,445,736	$92,858,721	$1,412,985
December 2, 2026	Barclays Bank PLC	PLN	36,477,000		$9,651,366	$9,655,829	$4,463
December 2, 2026	Goldman Sachs International		$75,945,051		€63,000,000	$73,126,243	$2,818,808
December 2, 2026	ING Barings (U.S.) Capital Markets		$93,487,960		€80,000,000	$92,858,721	$629,239
December 2, 2026	ING Barings (U.S.) Capital Markets		€73,000,000		$86,012,396	$84,733,583	$(1,278,813)
December 2, 2026	Macquarie Bank Limited		$100,839,886		€85,000,000	$98,662,391	$2,177,495
December 2, 2026	Macquarie Bank Limited		€73,000,000		$86,020,645	$84,733,583	$(1,287,062)

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

Settlement Date	Counterparty	Currency Purchased		Currency Sold		Value	Unrealized Appreciation (Depreciation)
December 2, 2026	Morgan Stanley & Co International PLC		$56,592,198		€47,500,000	$55,134,866	$1,457,332
December 2, 2026	Morgan Stanley & Co International PLC		$56,590,773		€47,500,000	$55,134,866	$1,455,907
December 2, 2026	Nomura International PLC		$93,757,942		€85,700,000	$99,474,905	$(5,716,963)
December 2, 2026	Nomura International PLC		$35,805,000		€30,000,000	$34,822,020	$982,980
December 2, 2026	Nomura International PLC		€73,000,000		$85,987,430	$84,733,583	$(1,253,847)
December 2, 2026	Nomura International PLC		€59,700,000		$68,255,010	$69,295,821	$1,040,811
March 10, 2027	BNY Mellon		$7,973,970		£6,000,000	$7,963,761	$10,209
March 10, 2027	BNY Mellon		$47,828,160		£36,000,000	$47,782,568	$45,592
March 10, 2027	BNY Mellon		$2,763,882	PLN	10,000,000	$2,665,379	$98,503
March 10, 2027	BNY Mellon		$24,874,935	PLN	90,000,000	$23,988,409	$886,526
March 10, 2027	BNY Mellon		$91,334,925	Fr.	70,000,000	$89,409,974	$1,924,951
March 10, 2027	BNY Mellon	Fr.	58,000,000		$75,183,097	$74,082,550	$(1,100,547)
March 10, 2027	Goldman Sachs International		$76,143,501		€63,000,000	$72,837,190	$3,306,311
March 10, 2027	ING Barings (U.S.) Capital Markets		$93,825,448		€80,000,000	$92,491,670	$1,333,778
March 10, 2027	Macquarie Bank Limited		$83,361,278		€70,000,000	$80,930,211	$2,431,067
March 10, 2027	Macquarie Bank Limited		$17,873,400		€15,000,000	$17,342,188	$531,212
March 10, 2027	Morgan Stanley & Co International PLC		$56,795,902		€47,500,000	$54,916,929	$1,878,973
March 10, 2027	Morgan Stanley & Co International PLC		$56,798,291		€47,500,000	$54,916,929	$1,881,362
March 10, 2027	Morgan Stanley & Co International PLC		$36,031,260		€30,000,000	$34,684,376	$1,346,884
March 10, 2027	Nomura International PLC		$96,847,488		€86,400,000	$99,891,003	$(3,043,515)
March 10, 2027	Nomura International PLC		$27,939,205	PLN	100,000,000	$26,653,788	$1,285,417
June 16, 2027	BNY Mellon		$23,881,320		£18,000,000	$23,893,201	$(11,881)
June 16, 2027	BNY Mellon		$7,960,740		£6,000,000	$7,964,400	$(3,660)
June 16, 2027	BNY Mellon		$23,882,220		£18,000,000	$23,893,201	$(10,981)
June 16, 2027	BNY Mellon		$5,521,750	PLN	20,000,000	$5,332,839	$188,911
June 16, 2027	BNY Mellon		$22,087,000	PLN	80,000,000	$21,331,356	$755,644
June 16, 2027	BNY Mellon		$3,758,140	PLN	14,128,000	$3,767,118	$(8,978)
June 16, 2027	BNY Mellon		$2,313,964	PLN	8,745,000	$2,331,784	$(17,820)
June 16, 2027	Goldman Sachs International		$76,316,751		€63,000,000	$73,216,142	$3,100,609
June 16, 2027	ING Barings (U.S.) Capital Markets		$102,532,637		€85,700,000	$99,597,196	$2,935,441
June 16, 2027	ING Barings (U.S.) Capital Markets		$95,697,080		€80,000,000	$92,972,878	$2,724,202
June 16, 2027	Macquarie Bank Limited		$83,694,506		€70,000,000	$81,351,269	$2,343,237
June 16, 2027	Macquarie Bank Limited		$17,938,350		€15,000,000	$17,432,415	$505,935
June 16, 2027	Morgan Stanley & Co International PLC		$56,980,183		€47,500,000	$55,202,647	$1,777,536
June 16, 2027	Morgan Stanley & Co International PLC		$56,979,689		€47,500,000	$55,202,647	$1,777,042
June 16, 2027	Morgan Stanley & Co International PLC		$94,360,682	Fr.	70,000,000	$90,443,948	$3,916,734
June 16, 2027	Nomura International PLC		$35,995,500		€30,000,000	$34,864,829	$1,130,671
September 15, 2027	BNY Mellon		$55,661,760		£42,000,000	$55,751,437	$(89,677)
September 15, 2027	BNY Mellon		$16,538,311	PLN	60,000,000	$15,991,852	$546,459
September 15, 2027	BNY Mellon		$28,175,364	PLN	100,000,000	$26,653,087	$1,522,277
September 15, 2027	BNY Mellon		$22,304,059	Fr.	16,922,000	$22,056,040	$248,019

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2026 (Unaudited) (continued)

Settlement Date	Counterparty	Currency Purchased	Currency Sold		Value	Unrealized Appreciation (Depreciation)
September 15, 2027	Goldman Sachs International	$76,474,251		€63,000,000	$73,446,437	$3,027,814
September 15, 2027	ING Barings (U.S.) Capital Markets	$96,307,240		€80,000,000	$93,265,317	$3,041,923
September 15, 2027	Macquarie Bank Limited	$102,698,573		€85,000,000	$99,094,400	$3,604,173
September 15, 2027	Morgan Stanley & Co International PLC	$18,115,016		€15,000,000	$17,487,247	$627,769
September 15, 2027	Morgan Stanley & Co International PLC	$102,665,414		€85,000,000	$99,094,400	$3,571,014
September 15, 2027	Morgan Stanley & Co International PLC	$36,200,760		€30,000,000	$34,974,494	$1,226,266
September 15, 2027	Morgan Stanley & Co International PLC	$24,459,170	Fr.	18,000,000	$23,461,099	$998,071
September 15, 2027	Nomura International PLC	$97,911,990		€81,400,000	$94,897,460	$3,014,530
December 15, 2027	BNY Mellon	$57,570,550		£43,000,000	$57,079,005	$491,545
December 15, 2027	BNY Mellon	$95,896,000		€80,000,000	$93,597,881	$2,298,119
December 15, 2027	BNY Mellon	$35,261,073	Fr.	26,539,000	$34,927,677	$333,396
December 15, 2027	ING Barings (U.S.) Capital Markets	$96,082,584		€80,000,000	$93,597,881	$2,484,703
December 15, 2027	ING Barings (U.S.) Capital Markets	$45,882,948		€38,200,000	$44,692,988	$1,189,960
December 15, 2027	Macquarie Bank Limited	$95,806,216		€80,000,000	$93,597,881	$2,208,335
December 15, 2027	Morgan Stanley & Co International PLC	$97,300,880		€80,000,000	$93,597,881	$3,702,999
December 15, 2027	Nomura International PLC	$95,881,600		€80,000,000	$93,597,881	$2,283,719
December 15, 2027	Nomura International PLC	$27,848,948	PLN	100,000,000	$26,646,737	$1,202,211
December 15, 2027	Nomura International PLC	$8,131,893	PLN	29,200,000	$7,780,847	$351,046
March 8, 2028	BNY Mellon	$55,225,800		£42,000,000	$55,722,230	$(496,430)
March 8, 2028	BNY Mellon	$94,176,000		€80,000,000	$93,914,010	$261,990
March 8, 2028	BNY Mellon	$16,198,989	PLN	61,430,000	$16,360,226	$(161,237)
March 8, 2028	BNY Mellon	$35,524,685	Fr.	26,539,000	$35,244,954	$279,731
March 8, 2028	Barclays Bank PLC	$9,637,537	PLN	36,477,000	$9,714,666	$(77,129)
March 8, 2028	ING Barings (U.S.) Capital Markets	$94,189,064		€80,000,000	$93,914,010	$275,054
March 8, 2028	Macquarie Bank Limited	$94,152,800		€80,000,000	$93,914,010	$238,790
March 8, 2028	Morgan Stanley & Co International PLC	$94,531,368		€80,000,000	$93,914,010	$617,358
March 8, 2028	Nomura International PLC	$94,136,000		€80,000,000	$93,914,010	$221,990
March 8, 2028	Nomura International PLC	$46,373,800		€39,400,000	$46,252,650	$121,150
June 14, 2028	BNY Mellon	$18,272,651	PLN	69,220,000	$18,428,525	$(155,874)
June 14, 2028	BNY Mellon	$55,287,120		£42,000,000	$55,691,281	$(404,161)
June 14, 2028	Barclays Bank PLC	$93,537,880		€80,000,000	$94,222,119	$(684,239)
June 14, 2028	Barclays Bank PLC	$93,538,048		€80,000,000	$94,222,119	$(684,071)
June 14, 2028	Nomura International PLC	$69,832,284		€59,700,000	$70,313,257	$(480,973)
						$85,407,891

Legend:
£	- British Pound
€	- Euro
BBSY	- Bank Bill Swap Rate
E	- EURIBOR
Fr.	- Swiss Franc
PIK	- Payment-in-kind
S	- Sterling Overnight Interbank Average Rate
SF	- Secured Overnight Financing Rate
PLN	- Polish Zloty

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended March 31, 2026.

Investments held by the Fund (“Fund Investments”) include short-term investments, publicly traded equity and debt investments (“Public Investments”), direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Partners Group (USA) Inc. (the “Adviser”) determines the fair value of the Fund’s Private Equity Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and the Fund's valuation procedures (the “Valuation Procedures”), which have been approved by the board of managers of the Fund (the “Board”). As authorized by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and to the same Private Equity Investment held by another client, one of the Adviser’s affiliates, or a client of one of its affiliates might differ due to differences in accounting, regulatory or other factors applicable to the Fund, to such other client or the Adviser’s affiliate.

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (A) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (B) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

●	Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on that date, the closing bid price on the determination date. In accordance with authoritative guidance, the Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

●	Level 2 – Pricing inputs are observable inputs other than quoted prices for identical assets in active markets (i.e., not Level 1 inputs). Fair value is determined using models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted public equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are private equity and debt investments, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs is based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation, and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers’ quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund's investments classified in the fair value hierarchy as of June 30, 2026:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$539,775,827	$—	$—	$539,775,827
High Yield Bonds	—	113,865,719	—	113,865,719
Asset-Backed Securities	—	—	70,781,364	70,781,364
Floating Rate Loans	—	—	842,182,191	842,182,191
Direct Investments:
Direct Equity	—	—	7,920,169,849	7,920,169,849
Direct Debt	—	—	556,537,109	556,537,109
Total Direct Investments	$—	$—	$8,476,706,958	$8,476,706,958
Secondary Investments	—	—	2,497,549,089	2,497,549,089
Primary Investments	—	—	2,321,796,564	2,321,796,564
Cash Equivalents	306,681,094	—	—	306,681,094
Total Investments	$846,456,921	$113,865,719	$14,209,016,166	$15,169,338,806
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts	$—	$105,420,518	$—	$105,420,518
Total Assets	$—	$105,420,518	$—	$105,420,518
Liabilities
Foreign Currency Exchange Contracts	$—	$(20,012,627)	$—	$(20,012,627)
Total Liabilities	$—	$(20,012,627)	$—	$(20,012,627)
Total Investments Net of Foreign Currency Exchange Contracts	$846,456,921	$199,273,610	$14,209,016,166	$15,254,746,697

The following is a reconciliation of the amount of the account balances on April 1, 2026 and June 30, 2026 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2026	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of June 30, 2026
Asset-Backed Securities	$81,700,389	$(506,556)	$1,477,033	$13,999,428	$(25,906,324)	$17,394	$—	$70,781,364
Floating Rate Loans	$1,229,240,727	$5,082,930	$(2,857,439)	$49,057,228	$(451,345,734)	$452,221	$12,552,258	$842,182,191
Direct Investments:
Direct Equity Investments	$8,439,332,201	$1,798,483	$(326,958,540)	$70,546,628	$(264,548,923)	$—	$—	$7,920,169,849
Direct Debt Investments	$663,626,777	$(777,807)	$(5,526,703)	$27,979,687	$(106,644,704)	$428,772	$(22,548,913)	$556,537,109
Total Direct Investments*	$9,102,958,978	$1,020,676	$(332,485,243)	$98,526,315	$(371,193,627)	$428,772	$(22,548,913)	$8,476,706,958
Secondary Investments*	$2,549,094,356	$1,377,702	$(24,377,361)	$23,377,448	$(51,923,056)	$—	$—	$2,497,549,089
Primary Investments*	$2,335,645,765	$3,472,982	$(34,429,355)	$54,673,206	$(37,566,034)	—	—	$2,321,796,564
Total	$15,298,640,215	$10,447,734	$(392,672,365)	$239,633,625	$(937,934,775)	$898,387	$(9,996,655)	$14,209,016,166

*	For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, in the private equity market sector the term “Secondary Investments” is generally understood to mean Private Equity Fund Investments acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Included within Transfers In and Transfers Out of $12,552,258 and $22,548,913 of reclassifications between Floating Rate Loans and Direct Debt Investments.

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The amount of the net change in unrealized appreciation (depreciation) for the three months ended June 30, 2026 relating to investments in Level 3 assets still held at June 30, 2026 is $7,373,869, which is included as a component of net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of June 30, 2026:

Type of Security	Fair Value at June 30, 2026 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Asset-Backed Securities	$70,781	Reported fair value	Reported fair value	n/a
Floating Rate Loans	842,182	Broker quotes	Indicative quotes for an inactive market	n/a
Direct Investments:
Direct Equity	$778,154	Discounted cash flow	Discount factor	8.72% – 19.70% (12.25%)
	6,313,115	Market comparable companies	Enterprise value to EBITDA multiple	3.13x – 32.80x (16.90x)
	21,188	Market comparable companies	Price to book ratio	2.30x – 2.30x (2.30x)
	459,435	Exit price	Recent transaction price	n/a
	210,073	Reported fair value	Reported fair value	0.00x – 0.00x (0.00x)
	138,205	Market comparable companies	Enterprise value to sales multiple	2.00x – 25.00x (8.88x)
Direct Debt	$202,070	Broker quotes	Indicative quotes for an inactive market	n/a
	319,617	Discounted cash flow	Discount factor	7.17% – 26.98% (10.16%)
	3,969	Exit price	Recent transaction price	n/a
	30,080	Reported fair value	Reported fair value	n/a
	302	Market comparable companies	Enterprise value to EBITDA multiple	14.40x – 14.40x (0.00x)
	499	Market comparable companies	Enterprise value to sales multiple	2.00x – 2.00x (0.00x)
Primary and Secondary Investments	$4,819,346	Adjusted reported net asset value	Reported net asset value	n/a

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value utilizing earnings and multiples analysis or an analysis of discounted cash flows that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are inherent in forward foreign currency exchange contracts.

During the three months ended June 30, 2026, the Fund entered into 19 long/short forward foreign currency exchange contracts. The Fund had $(5,212,382) in net realized gain (loss) and $16,001,159 net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. The outstanding forward foreign currency exchange contract amounts at June 30, 2026 are representative of contract amounts during the period.

Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is considered “affiliated” with the Fund if the Fund owns five percent or more of such portfolio company's outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of June 30, 2026:

	Shares/ Principal as of June 30, 2026	Fair Value as of March 31, 2026	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of June 30, 2026	Affiliated Income/ Accretion of Discount
Non—Controlled Affiliates
MHS Acquisition Holdings, LLC(4)	35,641	$452,946	$—	$—	$—	$(49,067)	$403,879	$—
MHS Blocker Purchaser L.P.(3)(4)	—	36,128,912	—	(1)	—	(3,913,760)	32,215,151	—
Surfaces SLP (SCSp)(3)	—	16,917,582	—		—	(3,435,711)	13,481,871	—
Total Non—Controlled Affiliates		$53,499,440	$—	$(1)	$—	$(7,398,538)	$46,100,901	—
Controlled Affiliates
Confluent Health Holdings LP	30,344	71,366,538	—	—	—	(7,710,215)	63,656,323	—
Dermatology Holdings, L.P.(3)	—	190,406,125	—	—	—	2,575,871	192,981,996	—
ECP Parent, LLC	114,028,360	78,672,931	—	—	—	(4,151,124)	74,521,807	—
EdgeCore Holdings, L.P. (3)	—	271,921,161	—	—	—	9,771,451	281,692,612	—
Encore Holdings LP	73,227	215,682,163	—	—	—	9,176,709	224,858,872	—
EnfraGen LLC	37,786	86,172,995	—	(283,395)	—	(2,801,511)	83,088,089	—
Gateway Fleets Holdings, LP(3)	—	3,133,773	—	—	—	39,762	3,173,535	—
Green DC LuxCo S.à.r.l.(3)	—	381,052,955	—	(1)	—	370,727	381,423,681	—
Icebox Holdco I Inc.(3)(5)	—	—	—	—	(58,809)	58,809	—	—
Icebox Parent L.P.(3)(5)	—	399,733,623	—	—	—	1,788,881	401,522,504	—
Idera Parent L.P.(3)	—	169,618,664	—	—	—	(5,362,075)	164,256,589	—
KPOCH Holdings, L.P.(3)	—	226,449,750	—	—	—	(114,851,250)	111,598,500	—
KPSKY Holdings L.P.(3)	—	52,503,854	—	—	—	(4,509,217)	47,994,637	—
Lumen Topco Limited	237,460,187	—	48,039,988	—	—	166,219,169	214,259,157	—
Luxembourg Investment Company 285 S.à.r.l.(6)	14,865,773	—	—	—	—	—	—	—
Luxembourg Investment Company 314 S.à.r.l.(6)	192,000	1	—	—	—	—	1	—
Luxembourg Investment Company 404 S.à.r.l.	145,800	25,747,523	—	—	—	(3,418,958)	22,328,565	—
Luxembourg Investment Company 414 S.à.r.l.	12,316,087	137,439,895	—	—	—	5,673,344	143,113,239	—
Luxembourg Investment Company 430 S.à.r.l.	52,594,635	77,143,500	—	—	—	(7,419,352)	69,724,148	—
Orbiter Investments S.à.r.l.	8,568,857	216,444,595	—	—	—	130,903	216,575,498	—
Partners Group Satellite HoldCo S.à.r.l.	17,129,273	28,871,324	—	—	—	(5,195,422)	23,675,902	—
Partners Group Satellite Warehouse S.C.S.(3)	—	976,007	—	—	—	(95,361)	880,646	—
PG BRPC Investment, LLC	32,079	75,134,880	—	—	(47,730)	105,834	75,192,984	—
PG Delta HoldCo, LLC	42,616	106,937,453	—	—	—	(1,275,799)	105,661,654	—
PG Investment Company 18 S.à.r.l.	126,506,634	257,632,941	—	—	—	1,090,195	258,723,136	—
PG Investment Company 24 S.à.r.l.	102,241,506	195,105,269	—	—	—	(6,206,856)	188,898,413	—
PG Investment Company 76 S.à.r.l.	43,837,247	44,022,819	31,534	(1)	—	(18,499,341)	25,555,011	—
PG Investment Company 88 S.à r.l.	39,899,593	58,930,525	—	(42,856)	516	1,591,186	60,479,371	—
PG Lion Management Warehouse S.C.S(3)(6)	—	1	—	—	—	—	1	—
PG Lotus Pte Ltd.	20,708,280	20,877,941	—	1	—	309,809	21,187,751	—
PG TLP S.à.r.l.	6,473,126	139,434,806	—	—	—	(609,896)	138,824,910	—
PG Wave Limited	53,215,581	136,342,590	—	—	—	15,288,561	151,631,151	—
Pharmathen GP S.à.r.l.	110,300	1	—	—	—	—	1	—
Pharmathen Topco S.à r.l.	98,937,978	78,723,151	—	—	—	(78,723,150)	1	—
Polyusus Lux XVI S.à.r.l.(3)	—	175,200	—	(4)	(34,349,545)	34,174,349	—	—
Root JVCo S.à.r.l.	11,049,750	117,899,504	—	—	—	1,142,694	119,042,198	—
Specialty Pharma Holdings LP(3)	—	153,753,326	—	(1)	—	(2,872,506)	150,880,819	—
Sunsure Energy Private Limited	4,942,819	32,979,582	—	—	—	2,268,013	35,247,595	—
SureWerx Topco, L.P.(3)	—	66,349,812	—	—	—	313,444	66,663,256	—
Thermostat Purchaser, L.P.(3)	—	128,407,461	—	—	—	(10,588,616)	117,818,845	—
WHCG Purchaser, L.P.	10,934,833	27,946,239	—	—	—	2,525,738	30,471,977	—
Zoncolan Topco S.à.r.l.	25,768,622	89,751,923	—	—	—	(3,075,433)	86,676,490	—
Total Controlled Affiliates		$4,363,742,801	$48,071,522	$(326,257)	$(34,455,568)	$(22,750,633)	$4,354,281,865	$—
Total Non—Controlled and Controlled Affiliates		$4,417,242,241	$48,071,522	$(326,258)	$(34,455,568)	$(30,149,171)	$4,400,382,766	$—

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.
(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.
(3)	Investment does not issue shares.
(4)	MHS Acquisition Holdings, LLC and MHS Blocker Purchaser L.P. are related to the same investment.
(5)	Icebox Holdco I Inc and Icebox Parent LP are related to the same investment.
(6)	Luxembourg Investment Company 285 S.à.r.l, Luxembourg Investment Company 314 S.à.r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.

Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.